                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22027

                                FundVantage Trust
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                  Joel L. Weiss
                   PNC Global Investment Servicing (U.S.) Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-791-1851

                        Date of fiscal year end: April 30

                    Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Reports to Shareholders are attached herewith.

                         CORVERUS STRATEGIC EQUITY FUND

                       ANNUAL INVESTMENT ADVISER'S REPORT
                                 APRIL 30, 2010
                                   (UNAUDITED)

DEAR FELLOW SHAREHOLDER:

The S&P 500 experienced a phenomenal 38.8% return during the 2010 fiscal year as the markets rebounded from the toughest economic environment since The Great Depression. The Corverus Strategic Equity Fund enjoyed most of the rebound, finishing the fiscal year up 36.2%. While the portfolio did slightly underperform the benchmark in the past fiscal year, it remains approximately 0.6% ahead of the benchmark since inception, which is noteworthy considering that the Fund was launched in one of the most volatile market environments in generations.

INVESTMENT REVIEW AND PORTFOLIO STRATEGY

The 2010 fiscal year had more than its fair share of exogenous macro-economic events to account for, including: unprecedented coordinated global stimulative monetary and fiscal policies, dramatic shifts in sentiment regarding the likelihood and the extent of the Health Care legislation, a potential real estate bubble in China, questions regarding the rapid growth of the Federal Reserve's balance sheet, and questions regarding the ability of some members of the European Union to repay their sovereign debts. The Fund's performance improved progressively over the course of the fiscal year. At the beginning of the fiscal year, we were correct in our assessment of global recovery led by infrastructure-related demand from emerging economies (most notably China and India). However, we began the year with a bias towards higher quality consumer-related stocks, which hampered portfolio performance as most of the early rebound was led by poorer quality stocks that had suffered considerably during the recession. We remained nimble in our portfolio positioning to better navigate the volatile environment, which was a great benefit to the portfolio and ultimately culminated with the Fund handily beating the benchmark by over 2.2% by the fourth quarter. During the fiscal year, the negative relative performance attributable to Financials, Telecommunication Services, Utilities, and Consumer Staples was largely offset by strong positive performance in Materials, Information Technology, Energy, Industrials, and Health Care.

INVESTMENT CLIMATE AND OUTLOOK

As we progress into the next fiscal year, economic data continues to remain mixed as continued weak trends in some areas (like housing and commercial real estate) are offset by improvements in other areas (like employment and manufacturing data). While we foresee some potential pitfalls, generally, the majority of new data continues to support the broad economic recovery. We anticipate that over the course of this cyclical bull market, the S&P 500 could approach its all-time highs, which represents a 25% increase from recent market highs. However, as concerns about debt issues in the Mediterranean region and an apparent real estate bubble in China continue to mount, we think that the market may be setting up for a moderate correction, which would be normal given the combination and magnitude of the current recovery. We have begun to reduce the pro-cyclical stance of the Fund's portfolio on the margin. Along those lines, we have dialed down risk in Materials, Financials, and Energy. We are also contemplating adding some exposure to more defensive sectors, including Health Care and Consumer Staples. As the US Dollar has continued to strengthen on concerns about the Euro, we have begun to tilt the portfolio away from companies driven primarily by US exports. On the other hand, we do remain fairly aggressively positioned in Information Technology as corporate profits, combined with aging IT equipment and a new operating system from Microsoft, are likely to lead to a significant computer equipment upgrade cycle.

Perhaps the most important lesson of the last twelve months is that there are an endless number of potential exogenous events that can derail an investment portfolio. However, we believe a consistent and disciplined investment process rooted in stock selection that focuses on stocks with reasonable valuations and good earnings visibility aids greatly in navigating the economic uncertainty. This investment process, combined with a seasoned investment management team that has experienced every market cycle in the past three decades, continues to provide opportunities for favorable investment results.

ISAAC GREEN, CFA
PORTFOLIO MANAGER

This letter is intended to assist shareholders in understanding how the Fund performed during the year ended April 30, 2010 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and they do not guarantee the future performance of the Fund or the markets.

                         CORVERUS STRATEGIC EQUITY FUND

                                  ANNUAL REPORT
                                 APRIL 30, 2010
                                   (UNAUDITED)

   Comparison of Change in Value of $10,000 Investment in Corverus Strategic
             Equity Fund vs. Russell 1000(R) and S&P 500(R) Indexes

                               (PERFORMANCE GRAPH)

CORVERUS

            Corverus Strategic
                Equity Fund      Russell 1000(R)   S&P 500(R) Index
            ------------------   ---------------   ----------------
6/19/2008          10000              10000               10000
    8-Jun           9660               9523                9536
    8-Jul           9490               9413              9455.8
    8-Aug           9570               9542             9592.53
    8-Sep           8430               8633             8737.74
    8-Oct           7460               7126             7270.24
    8-Nov           6950               6587              6748.6
    8-Dec           6907               6692              6820.4
    9-Jan           6535               6146             6245.51
    9-Feb           5943               5511             5580.49
    9-Mar           6424               5993             6069.34
    9-Apr           6856               6599             6650.24
    9-May           7137               6964                7022
    9-Jun           7127               6981                7036
    9-Jul           7659               7514                7568
    9-Aug           7890               7787                7842
    9-Sep           8151               8103                8134
    9-Oct           7971               7924                7983
    9-Nov           8473               8390                8462
    9-Dec           8627               8594                8625
   10-Jan           8242               8285                8315
   10-Feb           8657               8558                8573
   10-Mar           9213               9084                9090
   10-Apr           9335               9252                9233

         Average Annual Total Returns for the year ended April 30, 2010

                                     SINCE
                        1 YEAR*   INCEPTION**
                        -------   -----------
CLASS I SHARES          36.15%     -3.63%
S&P 500(R) INDEX        38.85%     -4.18%***
RUSSELL 1000(R) INDEX   40.21%     -4.09%***

* DUE TO RECENT MARKET CONDITIONS, THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE SUSTAINABLE OR REPEATED IN THE FUTURE.

** THE CORVERUS STRATEGIC EQUITY FUND (THE "FUND") COMMENCED OPERATIONS ON JUNE 19, 2008.

*** BENCHMARK PERFORMANCE IS FROM THE INCEPTION DATE OF THE FUND ONLY AND IS NOT THE INCEPTION DATE OF THE BENCHMARK ITSELF.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING (888) 739-1390. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE FUND'S TOTAL ANNUAL FUND GROSS AND NET OPERATING EXPENSE RATIO FOR CLASS I SHARES, AS STATED IN THE CURRENT PROSPECTUS, IS 31.79% AND 1.00%, RESPECTIVELY, OF THE FUND'S AVERAGE DAILY NET ASSETS, WHICH MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT. PIEDMONT INVESTMENT ADVISORS, LLC (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE ITS FEES OR REIMBURSE THE FUND'S OPERATING EXPENSES IN ORDER TO LIMIT THE TOTAL ANNUAL OPERATING EXPENSES FOR CLASS I SHARES TO 1.00%. TOTAL RETURNS WOULD BE LOWER HAD SUCH FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. THIS AGREEMENT WILL TERMINATE ON APRIL 30, 2011, UNLESS THE TRUST'S BOARD OF TRUSTEES APPROVES AN EARLIER TERMINATION.

A 2.00% REDEMPTION FEE APPLIES TO SHARES REDEEMED WITHIN 180 DAYS OF PURCHASE. A REDUCED REDEMPTION FEE OF 1.00%, CALCULATED AS A PERCENTAGE OF THE AMOUNT REDEEMED (USING STANDARD ROUNDING CRITERIA) APPLIES TO SHARES REDEEMED WITHIN 360 DAYS OF PURCHASE BUT AFTER 181 DAYS OF PURCHASE. THIS REDEMPTION FEE IS NOT REFLECTED IN THE RETURNS SHOWN ABOVE. THE FUND INTENDS TO EVALUATE PERFORMANCE AS COMPARED TO THAT OF THE STANDARD & POOR'S 500(R) COMPOSITE STOCK PRICE INDEX ("S&P 500(R) INDEX") AND THE RUSSELL 1000(R) INDEX. THE S&P 500(R) INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 1,000 LARGEST U.S. STOCKS, REPRESENTING ABOUT 98% OF THE TOTAL CAPITALIZATION OF THE ENTIRE U.S. STOCK MARKET. IT IS IMPOSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                         CORVERUS STRATEGIC EQUITY FUND

                             FUND EXPENSE DISCLOSURE
                                 APRIL 30, 2010
                                   (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested at the beginning of the six month period from November 1, 2009, through April 30, 2010 and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   CORVERUS STRATEGIC EQUITY FUND -- CLASS I SHARES
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                               NOVEMBER 1, 2009         APRIL 30, 2010      DURING PERIOD*
                                           -----------------------   --------------------   --------------
Actual                                            $1,000.00                $1,171.10            $5.38
Hypothetical (5% return before expenses)           1,000.00                 1,019.77             5.02

----------
* Expenses are equal to an annualized expense ratio for the six month period ended April 30, 2010 of 1.00% for Class I Shares for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) then divided by 365 days. The Fund's ending account values on the first line in each table are based on the actual six month total return for the Fund of 17.11% for Class I Shares.

                         CORVERUS STRATEGIC EQUITY FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 APRIL 30, 2010
                                   (UNAUDITED)

     The following table presents a summary by sector of the portfolio holdings of the Fund:

                                                % OF NET
                                                 ASSETS      VALUE
                                                --------   ----------
COMMON STOCKS:
   Information Technology ...................     17.9%    $  674,049
   Financials ...............................     14.9        558,721
   Industrials ..............................     12.9        485,326
   Energy ...................................     12.9        483,155
   Health Care ..............................     12.1        456,400
   Consumer Staples .........................     11.8        441,868
   Consumer Discretionary ...................     10.6        400,204
   Utilities ................................      1.6         58,816
   Telecommunication Services ...............      1.4         52,955
   Materials ................................      0.9         33,889
   Other Assets in Excess of Liabilities ....      3.0        114,468
                                                 -----     ----------
NET ASSETS ..................................    100.0%    $3,759,851
                                                 =====     ==========

----------
Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 APRIL 30, 2010

                                                  Number of
                                                    Shares            Value
                                               ---------------   ---------------
COMMON STOCKS -- 97.0%
CONSUMER DISCRETIONARY -- 10.6%
DIRECTV, Class A* ..........................             2,140   $        77,532
Lowe's Cos., Inc. ..........................             4,410           119,599
Macy's, Inc. ...............................             5,100           118,320
McDonald's Corp. ...........................               517            36,495
Wyndham Worldwide Corp. ....................             1,800            48,258
                                                                 ---------------
                                                                         400,204
                                                                 ---------------
CONSUMER STAPLES -- 11.8%
Coca-Cola Co. (The) ........................             2,046           109,359
CVS Caremark Corp. .........................             2,160            79,769
Kraft Foods Inc. ...........................             4,370           129,352
Procter & Gamble Co. .......................             1,985           123,388
                                                                 ---------------
                                                                         441,868
                                                                 ---------------
ENERGY -- 12.9%
Apache Corp. ...............................               710            72,250
Chevron Corp. ..............................             1,720           140,077
Halliburton Co. ............................             2,790            85,514
Occidental Petroleum Corp. .................             1,450           128,557
Valero Energy Corp. ........................             2,730            56,757
                                                                 ---------------
                                                                         483,155
                                                                 ---------------
FINANCIALS -- 14.9%
Bank of America Corp. ......................             7,575           135,062
Comerica Inc. ..............................             2,160            90,720
JPMorgan Chase & Co. .......................             2,593           110,410
MetLife, Inc. ..............................             1,902            86,693
Morgan Stanley .............................             3,364           101,660
XL Capital, Ltd., Class A ..................             1,920            34,176
                                                                 ---------------
                                                                         558,721
                                                                 ---------------
HEALTH CARE -- 12.1%
Celgene Corp.* .............................             1,860           115,227
Johnson & Johnson ..........................             1,964           126,285
Mylan, Inc.* ...............................             4,760           104,863
UnitedHealth Group, Inc. ...................             3,630           110,025
                                                                 ---------------
                                                                         456,400
                                                                 ---------------
INDUSTRIALS -- 12.9%
Boeing Co. (The) ...........................             1,580           114,439
Eaton Corp. ................................             1,480           114,197

                                                  Number of
                                                    Shares            Value
                                               ---------------   ---------------
COMMON STOCKS -- (CONTINUED)
INDUSTRIALS -- (CONTINUED)
Emerson Electric Co. .......................             1,060   $        55,364
Fedex Corp. ................................             1,210           108,912
General Electric Co. .......................             4,900            92,414
                                                                 ---------------
                                                                         485,326
                                                                 ---------------
INFORMATION TECHNOLOGY -- 17.9%
Apple, Inc.* ...............................               410           107,059
EMC Corp.* .................................             3,890            73,949
Google, Inc., Class A* .....................                97            50,968
Intel Corp. ................................             4,670           106,616
MasterCard, Inc., Class A ..................               220            54,569
MEMC Electronic Materials, Inc.* ...........             2,430            31,517
Microsoft Corp. ............................             4,880           149,035
Sandisk Corp.* .............................             1,480            59,037
VMware, Inc., Class A* .....................               670            41,299
                                                                 ---------------
                                                                         674,049
                                                                 ---------------
MATERIALS -- 0.9%
United States Steel Corp. ..................               620            33,889
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.4%
Verizon Communications, Inc. ...............             1,833            52,955
                                                                 ---------------
UTILITIES -- 1.6%
FPL Group, Inc. ............................             1,130            58,816
                                                                 ---------------
   TOTAL COMMON STOCKS
      (Cost $3,138,011) ....................                           3,645,383
                                                                 ---------------
TOTAL INVESTMENTS -- 97.0%
   (Cost $3,138,011)........................                           3,645,383
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 3.0% .....................                             114,468
                                                                 ---------------
NET ASSETS -- 100.0% .......................                     $     3,759,851
                                                                 ===============

----------
*    Non income producing.

   The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010

ASSETS
   Investments, at value (Cost $3,138,011) ........................   $3,645,383
   Receivable for investments sold ................................      278,680
   Receivable for capital shares sold .............................       65,168
   Dividends and interest receivable ..............................        2,587
   Receivable from Investment Adviser .............................       44,288
   Prepaid expenses and other assets ..............................        3,430
                                                                      ----------
      Total assets ................................................    4,039,536
                                                                      ----------
LIABILITIES
   Cash overdraft .................................................       83,609
   Payable for investments purchased ..............................      144,475
   Payable for administration and accounting fees .................        8,007
   Payable for custodian fees .....................................        2,074
   Payable for transfer agent fees ................................        6,516
   Payable for audit fees .........................................       24,123
   Accrued expenses ...............................................       10,881
                                                                      ----------
      Total liabilities ...........................................      279,685
                                                                      ----------
Net Assets ........................................................   $3,759,851
                                                                      ==========
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value .................................   $    4,073
   Paid-in capital ................................................    3,093,817
   Undistributed net investment income ............................        2,845
   Accumulated net realized gain from investments .................      151,744
   Net unrealized appreciation on investments .....................      507,372
                                                                      ----------
Net Assets ........................................................   $3,759,851
                                                                      ==========
CLASS I:
   Shares outstanding .............................................      407,306
                                                                      ----------
   Net asset value, offering and redemption price per share .......   $     9.23
                                                                      ==========

   The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED APRIL 30, 2010

INVESTMENT INCOME
   Dividends .......................................................   $  42,196
   Interest ........................................................          36
                                                                       ---------
      Total investment income ......................................      42,232
                                                                       ---------
EXPENSES
   Advisory fees (Note 2) ..........................................      16,356
   Administration and accounting fees (Note 2) .....................      71,495
   Transfer agent fees (Note 2) ....................................      39,084
   Trustees' and officers' fees ....................................      34,948
   Custodian fees (Note 2) .........................................      26,996
   Legal fees ......................................................      21,291
   Audit fees ......................................................      17,596
   Printing and shareholder reporting fees .........................      13,859
   Registration and filing fees ....................................       2,512
   Other expenses ..................................................       3,584
                                                                       ---------
      Total expenses before waivers and reimbursements .............     247,721
                                                                       ---------
      Less: waivers and reimbursements (Note 2) ....................    (222,557)
                                                                       ---------
   Net expenses after waivers and reimbursements ...................      25,164
                                                                       ---------
   Net investment income ...........................................      17,068
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
   Net realized gain from investments ..............................     305,362
   Net change in unrealized appreciation on investments ............     416,682
                                                                       ---------
   Net realized and unrealized gain from investments ...............     722,044
                                                                       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $ 739,112
                                                                       =========

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE       FOR THE
                                                                      YEAR ENDED   PERIOD ENDED
                                                                       APRIL 30,     APRIL 30,
                                                                         2010          2009*
                                                                      ----------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income..........................................    $   17,068    $   10,112
   Net realized gain (loss) from investments......................       305,362      (153,618)
   Net change in unrealized appreciation from investments.........       416,682        90,690
                                                                      ----------    ----------
   Net increase (decrease) in net assets resulting from
      operations..................................................       739,112       (52,816)
                                                                      ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income..........................................       (20,500)       (4,057)
                                                                      ----------    ----------
   Net decrease in net assets from dividends and
      distributions to shareholders...............................       (20,500)       (4,057)
                                                                      ----------    ----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 4)..........................................     1,282,258     1,815,854
                                                                      ----------    ----------
Total increase in net assets......................................     2,000,870     1,758,981
                                                                      ----------    ----------
NET ASSETS
   Beginning of period............................................     1,758,981            --
                                                                      ----------    ----------
   End of period..................................................    $3,759,851    $1,758,981
                                                                      ==========    ==========
   Undistributed net investment income, end of period.............    $    2,845    $    6,277
                                                                      ==========    ==========

----------
*    The Fund commenced investment operations on June 19, 2008.

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

                                                                            CLASS I
                                                              ----------------------------------
                                                                  FOR THE        FOR THE PERIOD
                                                                YEAR ENDED       JUNE 19, 2008*
                                                              APRIL 30, 2010   TO APRIL 30, 2009
                                                              --------------   -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ......................      $  6.83          $ 10.00
Net investment income .....................................         0.06(1)          0.08(1)
Net realized and unrealized loss on investments ...........         2.40(1)         (3.22)(1)
                                                                 -------          -------
Net decrease in net assets resulting from operations ......         2.46            (3.14)
                                                                 -------          -------
Dividends to shareholders from:
Net investment income .....................................        (0.06)           (0.03)
                                                                 -------          -------
Net asset value, end of period ............................      $  9.23          $  6.83
                                                                 =======          =======
Total investment return(2) ................................        36.15%          (31.44)%(3)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .................      $ 3,760          $ 1,759
Ratio of expenses to average net assets ...................         1.00%            1.00%(4)
Ratio of expenses to average net assets without waivers
   and expense reimbursements .............................         9.84%           31.79%(4)
Ratio of net investment income to average net assets ......         0.68%            1.47%(4)
Portfolio turnover rate ...................................       134.95%          133.18%(3)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Not annualized.

(4)  Annualized.

   The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2010

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Corverus Strategic Equity Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on June 19, 2008. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of April 30, 2010, there were four series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class A and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. As of April 30, 2010, Class A Shares had not been issued.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     Fair Value Measurements -- The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     -    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                         CORVERUS STRATEGIC EQUITY FUND

                                 APRIL 30, 2010

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

                                                             Level 2        Level 3
                                    Total       Level 1    Significant    Significant
                                  Value at      Quoted      Observable   Unobservable
                                  4/30/2010      Price        Input          Input
                                 ----------   ----------   -----------   ------------
Investments in Securities* ...   $3,645,383   $3,645,383       $--            $--
                                 ==========   ==========       ===            ===

*    Please refer to the Portfolio of Investments for further details.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund's NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

                         CORVERUS STRATEGIC EQUITY FUND

                                 APRIL 30, 2010

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Piedmont Investment Advisors, LLC ("Piedmont" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund's average daily net assets. Piedmont has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit the Fund's total annual fund operating expenses, excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees or transfer agent fees), interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions, if applicable, to 1.00% of the average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation shall remain in effect until April 30, 2011, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. At April 30, 2010, the amount of potential recovery by the Adviser was as follows:

           EXPIRATION
-------------------------------
APRIL 30, 2012   APRIL 30, 2013
--------------   --------------
   $212,468         $222,557

     For the year ended April 30, 2010, investment advisory fees accrued and waived were $16,356 and fees reimbursed by the Adviser were $206,201. At April 30, 2010, $44,288 was due from the Adviser for reimbursement of other expenses.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     For providing transfer agent services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Group, Inc. and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Distributors, Inc. (the "Underwriter"), a member of The PNC Financial Services Group, Inc., provides principal underwriting services to the Fund.

                         CORVERUS STRATEGIC EQUITY FUND

                                 APRIL 30, 2010

     The Trust and the Underwriter are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund's Class A Shares. As of April 30, 2010, the Fund's Class A Shares have not been offered.

     On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"), under which, subject to regulatory approvals, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc., will be sold to BNY Mellon ("Stock Sale"). The Stock Sale will include PNC Global Investment Servicing (U.S.) Inc., PFPC Trust Company and PFPC Distributors, Inc. and is expected to close on or about July 1, 2010. At the closing, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. will change their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

     The Trustees of the Trust who are not affiliated with PNC receive an annual retainer and out of pocket expenses for meetings attended.The remuneration paid to the Trustees by the Fund during the year ended April 30, 2010 was $1,416. Certain employees of PNC are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3. INVESTMENT IN SECURITIES

     For the year ended April 30, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                            PURCHASES      SALES
                           ----------   ----------
Investment Securities ..   $4,479,928   $3,272,419

                         CORVERUS STRATEGIC EQUITY FUND

                                 APRIL 30, 2010

4. CAPITAL SHARE TRANSACTIONS

     For the year ended April 30, 2010 and the period from June 19, 2008 (commencement of operations) to April 30, 2009, transactions in capital shares (authorized shares unlimited) were as follows:

                                                   FOR THE PERIOD
                         FOR THE YEAR ENDED        JUNE 19, 2008*
                           APRIL 30, 2010         TO APRIL 30, 2009
                       ----------------------   --------------------
                        SHARES       VALUE       SHARES      VALUE
                       --------   -----------   -------   ----------
Sales ..............    354,049   $ 2,950,009   322,879   $2,269,594
Reinvestments ......      2,412        20,500       586        4,057
Redemption Fees** ..         --            --        --           --
Redemptions ........   (206,790)   (1,688,251)  (65,830)    (457,797)
                       --------   -----------   -------   ----------
Net Increase .......    149,671   $ 1,282,258   257,635   $1,815,854
                       ========   ===========   =======   ==========

----------
*    Commencement of operations.

** There is a 2.00% redemption fee that may be charged on shares redeemed within the first 180 days of their acquisition and a 1.00% redemption fee that may be charged on shares redeemed between 181 and 360 days following their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

     As of April 30, 2010, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund: Maria J. Mauceri Trustees for New York Life Progress - Sharing Investment Program Trust (88%).

5. FEDERAL TAX INFORMATION

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     For the fiscal year ended April 30, 2010 and the fiscal period ended April 30, 2009, the tax character of distributions paid by the Fund was $20,500 and $4,057, respectively, of ordinary income dividends. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

                         CORVERUS STRATEGIC EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 APRIL 30, 2010

     As of April 30, 2010, there was $117,467 of undistributed ordinary income and $85,672 of undistributed long term capital gains on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     As of April 30, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost                $3,186,561
                                ==========
Gross unrealized appreciation      526,321
Gross unrealized depreciation      (67,499)
                                ----------
Net unrealized appreciation     $  458,822
                                ==========

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended April 30, 2010, there were no net foreign currency or capital losses incurred by the Fund after October 31, 2009.

6. NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

7. SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the Corverus Strategic Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Corverus Strategic Equity Fund (the "Fund") at April 30, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period June 19, 2008 (commencement of operations) through April 30, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

June 18, 2010

                         CORVERUS STRATEGIC EQUITY FUND

                           SHAREHOLDER TAX INFORMATION
                                   (UNAUDITED)

     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (April 30) as of the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended April 30, 2010, the Fund paid $20,500 of ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     The percentage of ordinary income dividends qualifying for the 15% dividend income tax rate is 51.95%.

     The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 52.33%.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2010. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2011.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

     In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                         CORVERUS STRATEGIC EQUITY FUND

                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 739-1390 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202)-551-8090.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At a meeting held on March 26, 2010, the Board of Trustees (the "Board"), including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), unanimously approved an advisory agreement between the Trust and Piedmont. In determining whether to approve the agreement, the Trustees considered information provided by Piedmont in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that Piedmont provided regarding (i) services to be performed for the Fund, (ii) the size and qualifications of Piedmont's portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the Fund, (iv) how Piedmont will manage the Fund, including a general description of its investment decision-making process, sources of information and investment strategies, (v) investment performance information for similarly managed accounts, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (xi) any litigation, investigation or administrative proceeding which may have a material impact on Piedmont's ability to service the Fund and (x) compliance with federal securities laws and other regulatory requirements. Piedmont also provided its Code of Ethics and proxy voting policy and procedures for the Trustees' review and consideration.

     Piedmont provided information regarding its advisory fee and an analysis of its fee in relation to the services to the Fund, the projected cost of providing such services, the anticipated profitability of the firm in general and as a result of the fees received from the Fund and any other ancillary benefit resulting from Piedmont's relationship with the Fund, the structure of and the method used to determine the compensation received by a portfolio manager and Piedmont's most recent financial statements.

     The Trustees reviewed the services provided to the Fund by Piedmont and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the advisory agreement and that the Fund is likely to benefit from Piedmont's services. They also concluded that Piedmont has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

                         CORVERUS STRATEGIC EQUITY FUND

                                OTHER INFORMATION
                                   (UNAUDITED)

     The Trustees considered the investment performance of the Fund and Piedmont. The Trustees reviewed and considered comparative performance data and the Fund's performance relative to other mutual funds in its peer group. The Trustees noted that the Fund's total return had underperformed the S&P 500 Index and Russell 1000 Index, the Fund's respective primary and secondary benchmarks, during the period since inception through January 31, 2010 and during the most recent fiscal quarter ending January 31, 2010. The Trustees also reviewed the Fund's sector allocations and ten largest holdings. They concluded that the performance of the Fund and Piedmont was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

     The Trustees considered the compensation and benefits received by Piedmont in providing services to the Fund. The Trustees concluded that Piedmont's fees derived from its relationship with the Trust, in light of the Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund and the quality of services provided by Piedmont.

     The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Fund for the benefit of shareholders.

     In voting to approve the renewal of the advisory agreement between the Trust and Piedmont, the Board considered all relevant factors and the information presented to the Board by Piedmont. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that they had received adequate information and were able to conclude that the approval of the renewal of the advisory agreement between the Trust and Piedmont would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the renewal of the advisory agreement between the Trust and Piedmont.

                         CORVERUS STRATEGIC EQUITY FUND

                                 PRIVACY NOTICE
                                   (UNAUDITED)

     The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

     We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

     To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

     If you have questions or comments about our privacy practices, please call us at (888) 739-1390.

                         CORVERUS STRATEGIC EQUITY FUND

                                 FUND MANAGEMENT
                                   (UNAUDITED)

     FundVantage Trust (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

     The following tables present certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee and Officer as it relates to the Trust's business is 760 Moore Road, King of Prussia, PA 19406.

     The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request, by calling (888) 739-1390.

                                                                                               NUMBER OF        OTHER
                                                                                                FUNDS IN    DIRECTORSHIPS
                                                                                                  FUND         HELD BY
                                                                                                COMPLEX        TRUSTEE
                          POSITION(S)       TERM OF OFFICE                                      OVERSEEN     DURING THE
                           HELD WITH         AND LENGTH OF          PRINCIPAL OCCUPATION(S)        BY         PAST FIVE
NAME AND DATE OF BIRTH       TRUST            TIME SERVED             FOR PAST FIVE YEARS       TRUSTEE         YEARS
------------------------  -----------  ------------------------  ----------------------------  ---------  ----------------
                                                  INTERESTED TRUSTEES(1)

NICHOLAS M. MARSINI, JR.  Trustee      Shall serve until death,  Chief Financial Officer of        18     None
Date of Birth: 8/55                    resignation or removal.   PNC Global Investment
                                       Trustee since 2006.       Servicing from September
                                                                 1997 to present; Director of
                                                                 PFPC Distributors, Inc.



STEPHEN M. WYNNE          Trustee      Shall serve until death,  Chief Executive Officer of        18     None
Date of Birth: 1/55                    resignation or removal.   PNC Global Investment
                                       Trustee since 2009.       Servicing from March 2008 to
                                                                 present; President, PNC
                                                                 Global Investment Servicing
                                                                 2003 to 2008.

1 Messrs. Marsini and Wynne are considered "interested persons" of the Trust as that term is defined in the 1940 Act. Mr. Marsini is an "Interested Trustee" of the Trust because he is an affiliated person of the Underwriter by reason of his position as director of the Underwriter. Mr. Wynne is an "Interested Trustee" of the Trust because he owns shares of the PNC Financial Services Group, Inc. ("PNC Financial Services"), of which the Underwriter is an indirect, wholly-owned subsidiary. In addition, Messrs. Marsini and Wynne each serve as an officer or director or is an employee of PNC Financial Services or one or more subsidiaries of PNC Financial Services which may be deemed to control, be controlled by or under common control with the Underwriter.

                         CORVERUS STRATEGIC EQUITY FUND

                                   (UNAUDITED)

                                                                                               NUMBER OF        OTHER
                                                                                                FUNDS IN    DIRECTORSHIPS
                                                                                                  FUND         HELD BY
                                                                                                COMPLEX        TRUSTEE
                          POSITION(S)       TERM OF OFFICE                                      OVERSEEN     DURING THE
                           HELD WITH         AND LENGTH OF          PRINCIPAL OCCUPATION(S)        BY         PAST FIVE
NAME AND DATE OF BIRTH       TRUST            TIME SERVED             FOR PAST FIVE YEARS       TRUSTEE         YEARS
----------------------    -----------  ------------------------  ----------------------------  ---------  ----------------
                                                   INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN       Trustee and  Shall serve until death,  Retired since February 2006;      18     WT Mutual Fund
Date of Birth: 2/49       Chairman of  resignation or removal.   Executive Vice President of              (12 portfolios);
                          the Board    Trustee and Chairman      Wilmington Trust Company                 Optimum Fund
                                       since 2007.               from February 1996 to                    Trust (6
                                                                 February 2006; President of              Portfolios).
                                                                 Rodney Square Management
                                                                 Corporation ("RSMC") from
                                                                 1996 to 2005; Vice President
                                                                 of RSMC 2005 to 2006.

IQBAL MANSUR              Trustee      Shall serve until death,  University Professor,             18      None
Date of Birth: 6/55                    resignation or removal.   Widener University.
                                       Trustee since 2007.


DONALD J. PUGLISI         Trustee      Shall serve until death,  Managing Director of Puglisi      18     American
Date of Birth: 8/45                    resignation or removal.   & Associates (financial,                 Express
                                       Trustee since 2008.       administrative and                       Receivables
                                                                 consulting services) from                Financing
                                                                 1973 to present; and MBNA                Corporation II;
                                                                 America Professor of                     BNP US
                                                                 Business Emeritus at the                 Funding L.L.C.;
                                                                 University of Delaware from              Merrill Lynch
                                                                 2001 to present; and                     Mortgage
                                                                 Commissioner, The State of               Investors, Inc.;
                                                                 Delaware Public Service                  and SDG&E
                                                                 Commission from 1997 to                  Funding LLC
                                                                 2004.

                         CORVERUS STRATEGIC EQUITY FUND

                           FUND MANAGEMENT (CONCLUDED)
                                  (UNAUDITED)

                          POSITION(S)        TERM OF OFFICE
                           HELD WITH         AND LENGTH OF          PRINCIPAL OCCUPATION(S)
NAME AND DATE OF BIRTH       TRUST            TIME SERVED             FOR PAST FIVE YEARS
----------------------    -----------  ------------------------  ----------------------------
                                      EXECUTIVE OFFICERS

JOEL L. WEISS             President    Shall serve until death,  Vice President and Managing
Date of Birth: 1/63       and Chief    resignation or removal.   Director of PNC Global
                          Executive    Officer since 2007.       Investment Servicing (U.S.)
                          Officer                                Inc. since 1993.

JAMES G. SHAW             Treasurer    Shall serve until death,  Vice President of PNC Global
Date of Birth: 10/60      and Chief    resignation or removal.   Investment Servicing (U.S.)
                          Financial    Officer since 2007.       Inc. and predecessor firms
                          Officer                                since 1995.

JENNIFER M. SHIELDS       Secretary    Shall serve until death,  Vice President and Associate
Date of Birth: 7/74                    resignation or removal.   Counsel Regulatory
                                       Officer since 2008.       Administration of PNC Global
                                                                 Investment Servicing (U.S.)
                                                                 Inc. since 2007; Attorney at
                                                                 the law firm of Pepper
                                                                 Hamilton LLP from 2005 to
                                                                 2007.

SALVATORE FAIA            Chief        Shall serve until death,  President and Founder of
Date of Birth: 12/62      Compliance   resignation or removal.   Vigilant Compliance Services
                          Officer      Officer since 2007.       since August 15, 2004;
                                                                 Senior Legal Counsel, PNC
                                                                 Global Investment Servicing
                                                                 (U.S.) Inc., from 2002 to
                                                                 2004.

                                     (LOGO)
                                    CORVERUS
                              STRATEGIC EQUITY FUND

                              OF FUNDVANTAGE TRUST
                                 Class I Shares

                                  ANNUAL REPORT

                                 April 30, 2010

This report is submitted for the general information of the shareholders of the Corverus Strategic Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Corverus Strategic Equity Fund. Shares of the Corverus Strategic Equity Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

INVESTMENT ADVISER
Piedmont Investment Advisors, LLC
411 West Chapel Hill Street
Suite 1100
Durham, NC 27701

ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

                                   LATEEF FUND

                       ANNUAL INVESTMENT ADVISER'S REPORT
                                 APRIL 30, 2010
                                   (UNAUDITED)

DEAR LATEEF FUND SHAREHOLDER,

Equity markets began the new year strong as the Standard & Poor's 500 Index ("S&P 500") extended its recovery to a fourth consecutive quarter by rising 5.4% in the first quarter of 2010. The quarter's performance reflected stronger earnings, stabilization in the labor and housing markets, benign inflation and improving consumer confidence.

The Lateef Fund's (the "Fund") first quarter leaders included two stocks that rewarded our patience; Berkshire and ITT Educational Services which gained only 2% in 2009.

     - BERKSHIRE HATHAWAY (BRK +24% for the calendar quarter) split its "B" shares 50:1 allowing Burlington Northern shareholders the option to swap their shares in a tax-free exchange for Berkshire shares to effect the merger. The increased liquidity in Berkshire shares was the tipping point for Standard & Poor's to finally include Berkshire in its S&P 500. The stock bolted higher from demand by index funds, by investors attracted to the lower stock price and by a recognition of its compelling value.

     - ITT EDUCATIONAL SERVICES (ESI +17% for the calendar quarter) reported a 59% increase in Q409 earnings per share (EPS) growth to $2.56/share, which followed a strong 34% increase in the prior year, and exceeded consensus estimates by $0.20/share. Student enrollment grew 30% and the company secured a $300 million student loan package from outside lenders, which will alleviate ITT's funding of student loans that was previously done to accommodate students who were frozen out of the lending market in the recent credit freeze.

     - AFLAC (AFL +18% for the calendar quarter) reported strong Q409 operating earnings growth of 20% driven by robust premium sales growth of 15% in Japan. Aflac also ended the year with a risk based capital ratio, an indicator of balance sheet strength, of 475% which is well ahead of their minimum goal of 375%.

The first quarter laggards were either due to self-inflicted wounds of conservative guidance or due to temporary reasons for weaker than expected results. In each case, we believe the structural competitive advantages are intact.

     - QUALCOMM'S (QCOM -9% for the calendar quarter) decline of 9% belied its volatile quarter which included a single day drop of 15% in reaction to its Q409 earnings report. QCOM retained its earnings guidance for the year but slightly lowered its revenue guidance due to a higher mix of sales of lower priced cell phones sold in developing countries while developed regions in Japan and Europe had subdued demand. Later in the quarter, QCOM's announced a new $3 billion stock buyback authorization after just completing a repurchase of $1.7 billion. Then, in late March QCOM raised its earnings guidance for its next quarter on improving sales of chipsets. Notwithstanding this intra-quarter volatility, we believe QCOM will benefit as consumers migrate to 3G phones (third generation smart phones with higher functions such as internet access, email, cameras and touch screen) as only 20% of the 5 billion worldwide phones today are 3G and penetration is expected to double to 40% by 2012.

     - TERADATA (TDC -8% for the calendar quarter) shares underperformed despite better than expected Q409 earnings due to management's admittedly conservative guidance for 2010 revenue growth and the impact on profits from catch-up spending from sales training and incentive expenses that were frozen last year. We believe Teradata is executing well and will benefit from new customer growth as they have only penetrated one-third of the Global 3000 market and from the growing complexity of enterprise wide queries that now incorporate geospacial, video and RFID information.

                                   LATEEF FUND

                                 APRIL 30, 2010
                                   (UNAUDITED)

     - SUNCOR (SU -8% for the calendar quarter) shares fell as one of the company's two primary upgraders suffered an unplanned outage due to a February fire, that interrupted production. The upgrader can process 125,000 barrels/day. On April 1st, just after the quarter ended, Suncor announced the fire damage was repaired and the upgrader production had returned to full production rates.

During the first quarter 2010, we purchased a new position in State Street and sold Fastenal. State Street operates two lines of business. The first, Investor Services, contributes 85% of revenues, and provides services for institutional investors such as custody, fund accounting, fund administration, foreign exchange and daily pricing. The second, Investment Management, provides asset management in passive index funds and exchange traded funds, and active strategies through their State Street Global Advisors platform. State Street shares a "toll gate" virtue similar to several of our other companies where over 80% of their revenues are recurring. We believe State Street will continue to benefit from the secular growth in pension funding, globalization, and increased sophistication and innovation in asset management. State Street's competitive advantages include scale and technology. State Street has $18 trillion in assets under custody and $1.9 trillion assets under its investment management which offer advantages that deters new competition. The company spends 20-25% of operating expenses on technology and has a unique, proprietary global IT system; for example, State Street prices over 8,000 mutual funds daily which is 4x the size of its next closest competitor.

State Street's long-term financial goals aim to increase revenues 8-12%, EPS 10-15% and to seek a return on equity of 14-17%. We believe State Street is attractively priced at 13x expected 2010 earnings compared to its historical average of 19x. The depressed price was driven in part by losses at its Investment Management division. Subsequently, State Street replaced its asset management President, Head Lawyer, Chief Risk Officer and Chief Compliance officer, and settled related lawsuits with investors and the SEC. State Street is well capitalized and we believe that as State Street returns to its former track record of generating consistent fee-based income, especially from its core custody business which did not encounter investment related losses, investors will accord a valuation more reflective of its innate predictability.

Our goal is to hold, what we believe are, outstanding businesses led by respected, owner-oriented managers whose stock is priced at a discount to our estimate of fair value. Companies such as these will only be profitable holdings if priced appropriately for their future opportunities. If a well-managed company becomes widely admired for its virtues and does not price its risks adequately, we will sell. This is the case with Fastenal where we believe we are selling a "100 cent" dollar and are using the proceeds to buy State Street for a "60 cent" dollar. We sold Fastenal at a price earnings ratio above 30x expected 2010 earnings. Fastenal delayed opening new stores last year until sales at existing stores had stabilized. Their plan last fall was to resume store growth of 7-10% by January. Fastenal has further delayed opening stores until the second half of 2010 despite stabilizing sales. With 2,400 stores in the U.S. compared to management's estimated 3,500 store opportunity, we think the stock price does not adequately address the eventual slowing unit growth in the U.S.

In the last four months we have personally visited 15 of our 19 invested companies. We value the opinions and feedback of our portfolio of companies for their views on the pulse of the economy. Generally, our companies see a slow but gradual recovery. Warren Buffett now oversees 80 operating companies and reads daily sales reports from Berkshire's diverse businesses. He said in a March 1st CNBC interview that the "economy is getting better but at a very, very slow rate. There are a few businesses that have had a fair amount of bounce, in terms of electronic components which we distribute, and others that have had no bounce at all. Consumer businesses are struggling. The American public is deleveraging to some degree. They can't refinance anymore...jobs will be slow to come back." Echoing Buffett's comments, Expeditors International said in their March 2010 8-K SEC filing that they "agreed with a shareholder who coined the anticipated

                                   LATEEF FUND

                                 APRIL 30, 2010
                                   (UNAUDITED)

recovery as a "Nike Swoosh" effect which is a very sharp decline in 2008 followed by a long and gentle upward slope for several years (as in 3 or 4)."

We are encouraged by signs of a rebounding economy as reflected by recent year-over-year monthly cargo volume and credit card transaction trends mentioned by Expeditors and Visa. Expeditors said that its monthly airfreight cargo volume, which represents high value goods, from August 2009 to January 2010 grew -8%, -4%, +3%, +12%, +36% and +42%. At Visa's Investor Day in March, the CFO concluded that "The world is traveling (once again)" supported by their cross-border transaction volume which improved from October 2009 of zero growth to January and February 2010 of +7% and +11% growth. Debit card volume has been consistently robust at +20% but credit card volume has improved from 4% growth in October 2009 to +12% growth in February 2010.

Notwithstanding these encouraging sequential cargo volume and transaction volume increases, we are mindful of the stubbornly high unemployment of nearly 10%, the time it will take to digest the overhang of overbuilding in housing, rising foreclosures and the implications of the recently passed health care legislation. The narrowly passed health care bill promises to expand coverage to 32 million uninsured Americans at a cost of almost $1 trillion. We do not own any public health care companies but we are assessing the implications of this legislation on the sustainable earnings power of health care companies and on the consumer. Years ago Japan moved to a universal health care plan which began with a 0% co-pay for individuals that is now 30%. Aflac is a major beneficiary with its supplemental cancer insurance that has proven popular in Japan. Aflac may similarly benefit in the U.S. if the costs are passed down to consumers in the form of higher deductibles.

Our focus on owning companies that generate consistent cash flow growth, that can power their way through a challenging economy, was evident in the recent historically chaotic period:

     - 70% percent of the Fund's portfolio of companies earned more in 2009 than in 2007 during a period when the S&P 500 earnings fell 31%.

     - We believe this trend will continue with the potential for 80% of the Fund's portfolio companies to earn more in 2010 than in 2007. We also believe there is the possibility that the S&P 500 may earn 10% less in 2010 than in 2007.

We believe in the old saying, "Be greedy when others are fearful and be fearful when others are greedy." In the first quarter of last year while the market was still shaking from the aftershocks of the Lehman Brothers' bankruptcy in late 2008 and its impact on the credit crisis, we saw unusually attractive opportunities to invest in select quality businesses and, for portfolios with cash and where appropriate, we added four new holdings; Aflac, ITT Educational Services, Qualcomm and Suncor, and added to our Berkshire holding. For the one-year ended March 31, 2010, the S&P 500 rose 50% and in aggregate our additions increased 66%.

Despite the market rally in the last year, we believe there is still opportunity in equities, particularly in quality equities for three reasons:

     - According to Strategas, the level of nominal GDP is less than 1% off its prior peak in Q308, corporate profits are only off 11% from their prior peak in Q306, and yet the S&P 500 index is off 26% from its prior peak in Q307.

                                   LATEEF FUND

                                 APRIL 30, 2010
                                   (UNAUDITED)

     - In 1999, at the height of greed in equity markets, investors plowed $190 billion into equity mutual funds compared to $5.5 billion in bond funds. Last year mutual fund investors plowed $375 billion in bonds funds with historic low yields and invested just $11.3 billion in equity funds.

     - Quality stocks, as measured by S&P 500 companies with earnings have lagged their counterparts without earnings.

                               (PERFORMANCE GRAPH)

                               (GRAPHIC OMITTED)

Furthermore, we believe the Fund remains attractively positioned as of April 2010 as follows:

     - We believe there is at least a 45% potential upside to our estimate of current intrinsic value.

     -    Our portfolio has a 6% free cash flow yield.

     - The return on equity of the portfolio is 23.3% and is higher than the S&P 500 of 18.1%.

     - The price to earnings (PE) of our portfolio is 18x expected 2010 earnings, which is only a slight premium compared to 16x for the S&P 500, but appears deserved given the ability of our companies to power through the economic turmoil with possibly less volatility than the broader market.

                                   LATEEF FUND

                 ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
                                 APRIL 30, 2010
                                   (UNAUDITED)

The market punished equity investments in 2008 and rewarded many companies with no earnings in 2009. Our investment process and philosophy has remained consistent since the Firm's inception in 1974, and it has been our experience that over the long-term, stock price performance correlates closely with earnings growth. We believe the Fund's portfolio of quality companies are poised to be rewarded in 2010 and over the long-term, as company fundamentals drive stock price valuations.

The Fund was up 7.79% in the quarter ended 4/30/10 and was up 5.06% calendar year to date, compared to 11.04% and 7.05% for the S&P 500, respectively. The annualized, since inception (September 2007) return for the Fund was -3.35% versus the S&P 500's -5.87%(1).

Thank you for entrusting us with your confidence. We appreciate your support and look forward to communicating with you in the future.

(LATEEF INVESTMENT MANAGEMENT)

Lateef Investment Management

This letter is intended to assist shareholders in understanding how the Fund performed during the year ended April 30, 2010 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

(1) FOR PURPOSES OF THIS LETTER, WE UTILIZE THE INVESTMENT RETURNS FOR THE LATEEF FUND INSTITUTIONAL CLASS I SHARES (TICKER: LIMIX). DISCUSSION OF PARTICULAR FUND HOLDINGS IS NOT INTENDED AS A RECOMMENDATION TO BUY, HOLD OR SELL THOSE SECURITIES. THE FUND'S PORTFOLIO COMPOSITION MAY CHANGE AT ANY TIME. VISIT www.lateef.com TO SEE THE FUND'S MOST RECENTLY PUBLISHED TOP 10 HOLDINGS LIST.

                                   LATEEF FUND

                                  ANNUAL REPORT
                                 APRIL 30, 2010
                                   (UNAUDITED)

Comparison of Change in Value of $10,000 Investment in Lateef Fund vs. Russell 3000(R) Index and S&P 500(R) Index

                               (PERFORMANCE GRAPH)

   Date      Class A w/load   Class C   Class I   Russell 3000   S&P 500
   ----      --------------   -------   -------   ------------   -------
  9/6/2007         9497        10000      10000       10000       10000
10/31/2007        10057        10570      10590       10555       10539
 1/31/2008         9481         9950       9987        9411        9427
 4/30/2008         8892         9310       9377        9518        9523
 7/31/2008         7961         8320       8406        8840        8759
10/31/2008         6812         7090       7195        6691        6735
 1/31/2009         6052         6280       6405        5754        5785
 4/30/2009         6565         6810       6945        6191        6160
 7/31/2009         7249         7510       7676        7053        7011
10/31/2009         7562         7820       8016        7415        7395
 1/31/2010         7999         8250       8476        7770        7703
 4/30/2010         8617         8870       9137        8723        8553

Average Annual Total Returns For the Year Ended April 30, 2010

                                                     SINCE
                                        1 YEAR*   INCEPTION**
                                        -------   -----------
CLASS A SHARES (WITHOUT SALES CHARGE)    31.26%    -3.60%
CLASS A SHARES (WITH SALES CHARGE)       24.76%    -5.47%
CLASS C SHARES                           30.25%    -4.42%
CLASS I SHARES                           31.56%    -3.35%
RUSSELL 3000(R) INDEX                    40.90%    -5.02%***
S&P 500(R) INDEX                         38.85%    -5.87%***

* Due to recent market conditions, the Fund has experienced relatively high performance which may not be sustainable or repeated in the future.

** Annualized - The Lateef Fund (the "Fund") commenced operations on September 6, 2007.

*** Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING
(866) 499-2151.

THE RETURNS SHOWN FOR CLASS A SHARES REFLECT A DEDUCTION FOR THE MAXIMUM FRONT-END SALES CHARGE OF 5.00%. ALL OF THE FUND'S SHARE CLASSES APPLY A 2.00% FEE TO THE VALUE OF SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE.THIS REDEMPTION FEE IS NOT REFLECTED IN THE RETURNS SHOWN ABOVE. THE FUND'S TOTAL ANNUAL GROSS AND NET OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 2.07% AND 1.82% FOR CLASS A SHARES, 2.82% AND 2.57% FOR CLASS C SHARES AND 1.82% AND 1.57% FOR CLASS I SHARES, RESPECTIVELY, OF THE FUND'S AVERAGE DAILY NET ASSETS. THESE RATES MAY FLUCTUATE AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT. EFFECTIVE SEPTEMBER 1, 2009, LATEEF INVESTMENT MANAGEMENT, L.P. (THE "ADVISER") HAS CONTRACTUALLY AGREED TO WAIVE OR OTHERWISE REDUCE ITS ANNUAL COMPENSATION RECEIVED FROM THE FUND BY THE LESSER OF
(I) 0.25% OF AVERAGE DAILY NET ASSETS (25 BASIS POINTS), OR (II) AN AMOUNT NECESSARY TO ENSURE THAT THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES," EXCLUDING TAXES, ANY CLASS-SPECIFIC EXPENSES (SUCH AS RULE 12B-1 DISTRIBUTION FEES, SHAREHOLDER SERVICE FEES, OR TRANSFER AGENCY FEES), "ACQUIRED FUND FEES AND EXPENSES," INTEREST, EXTRAORDINARY ITEMS AND BROKERAGE COMMISSIONS, DO NOT EXCEED 1.25% OF AVERAGE DAILY NET ASSETS (125 BASIS POINTS) (THE "EXPENSE LIMITATION"). THE EXPENSE LIMITATION WILL REMAIN IN PLACE UNTIL AUGUST 31, 2010, UNLESS THE BOARD OF TRUSTEES APPROVES ITS EARLIER TERMINATION.

THE FUND INTENDS TO EVALUATE PERFORMANCE AS COMPARED TO THAT OF THE STANDARD & POOR'S 500(R) COMPOSITE PRICE INDEX ("S&P 500(R)") AND THE RUSSELL 3000(R) INDEX. THE S&P 500(R) IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 3000(R) INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. STOCKS, REPRESENTING ABOUT 98% OF THE TOTAL CAPITALIZATION OF THE ENTIRE U.S. STOCK MARKET. IT IS IMPOSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                                   LATEEF FUND

                             FUND EXPENSE DISCLOSURE
                                 APRIL 30, 2010
                                  (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges or redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the six-month period from November 1, 2009 through April 30, 2010 and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   LATEEF FUND

                      FUND EXPENSE DISCLOSURE (CONCLUDED)
                                 APRIL 30, 2010
                                  (UNAUDITED)

                                                                        LATEEF FUND
                                              ---------------------------------------------------------------
                                              BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                                 NOVEMBER 1, 2009          APRIL 30, 2010      DURING PERIOD*
                                              -----------------------   --------------------   --------------
Class A Shares
   Actual                                            $1,000.00                $1,139.50            $ 8.81
   Hypothetical (5% return before expenses)           1,000.00                 1,016.46              8.33
Class C Shares
   Actual                                            $1,000.00                $1,134.30            $12.75
   Hypothetical (5% return before expenses)           1,000.00                 1,012.70             12.10
Class I Shares
   Actual                                            $1,000.00                $1,139.80            $ 7.53
   Hypothetical (5% return before expenses)           1,000.00                 1,017.67              7.13

----------
* Expenses are equal to an annualized expense ratio for the six-month period ended April 30, 2010 of 1.66%, 2.41%, and 1.42% for Class A, Class C, and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181), then divided by 365 to reflect the period. The Fund's ending account values on the first line in each table are based on the actual six-month total returns for the Fund of 13.95%, 13.43%, and 13.98% for Class A, Class C, and Class I Shares, respectively.

                                   LATEEF FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 APRIL 30, 2010
                                  (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

                                               % of Net
                                                Assets        Value
                                               --------   -------------
COMMON STOCKS:
   Commercial Services......................     25.9%     $ 38,170,095
   Computers................................     11.7        17,209,424
   Insurance................................     10.9        16,084,620
   Transportation...........................      7.3        10,737,195
   Chemicals................................      5.0         7,404,193
   Diversified Financial Services...........      5.0         7,399,674
   Oil & Gas................................      4.9         7,217,729
   Cosmetics & Personal Care................      4.4         6,541,971
   Telecommunications.......................      4.4         6,528,349
   Media....................................      4.3         6,421,776
   Banks....................................      4.3         6,392,542
   Aerospace & Defense......................      4.3         6,298,240
   Outstanding Options Written..............     (0.1)         (134,400)
   Other Assets in Excess of Liabilities....      7.7        11,275,634
                                                 ----      ------------
   NET ASSETS...............................      100%     $147,547,042
                                                 ====      ============

----------
Portfolio holdings are subject to change at any time.

   The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                            PORTFOLIO OF INVESTMENTS
                                 APRIL 30, 2010

                                          Number of
                                            Shares         Value
                                         -----------   ------------
COMMON STOCKS -- 92.4%
AEROSPACE & DEFENSE -- 4.3%
Rockwell Collins, Inc.# ..............      96,896     $  6,298,240
                                                       ------------
BANKS -- 4.3%
State Street Corp. ...................     146,955        6,392,542
                                                       ------------
CHEMICALS -- 5.0%
Ecolab, Inc. .........................     151,601        7,404,193
                                                       ------------
COMMERCIAL SERVICES -- 25.9%
Accenture PLC, Class A ...............     232,995       10,167,902
Automatic Data Processing, Inc. ......     156,967        6,806,089
ITT Educational Services,
   Inc.* .............................      96,009        9,709,390
MasterCard, Inc., Class A ............      22,616        5,609,673
Visa, Inc., Class A ..................      65,134        5,877,041
                                                       ------------
                                                         38,170,095
                                                       ------------
COMPUTERS -- 11.7%
EMC Corp.* ...........................     380,414        7,231,670
Teradata Corp.* ......................     343,232        9,977,754
                                                       ------------
                                                         17,209,424
                                                       ------------
COSMETICS & PERSONAL CARE -- 4.4%
Colgate-Palmolive Co. ................      77,788        6,541,971
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 5.0%
Affiliated Managers Group, Inc.* .....      87,903        7,399,674
                                                       ------------
INSURANCE -- 10.9%
Aflac, Inc. ..........................     185,385        9,447,220
Berkshire Hathaway Inc.,
   Class B* ..........................      86,200        6,637,400
                                                       ------------
                                                         16,084,620
                                                       ------------
MEDIA -- 4.3%
Scripps Networks Interactive,
   Inc., Class A .....................     141,636        6,421,776
                                                       ------------
OIL & GAS -- 4.9%
Suncor Energy, Inc. ..................     211,230        7,217,729
                                                       ------------
TELECOMMUNICATIONS -- 4.4%
QUALCOMM, Inc. .......................     168,517        6,528,349
                                                       ------------

                                          Number of
                                           Shares         Value
                                         -----------   ------------
COMMON STOCKS -- (CONTINUED)
TRANSPORTATION -- 7.3%
C.H. Robinson Worldwide, Inc. ........        77,475   $  4,671,742
Expeditors International of
   Washington, Inc. ..................       148,882      6,065,453
                                                       ------------
                                                         10,737,195
                                                       ------------
   TOTAL COMMON STOCKS
      (Cost $119,259,960) ............                  136,405,808
                                                       ------------
TOTAL INVESTMENTS -- 92.4%
   (Cost $119,259,960) ...............                  136,405,808
                                                       ------------

                                          Contracts
                                         -----------
OUTSTANDING OPTIONS WRITTEN -- (0.1)%
CALL OPTIONS(a) -- (0.1)%
Rockwell Collins, Inc.
   Expires 07/17/10
   Strike Price $65 ..................       480           (134,400)
                                                       ------------
TOTAL OUTSTANDING OPTIONS WRITTEN
   (Premium $87,359) .................                     (134,400)
                                                       ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 7.7% ...............                   11,275,634
                                                       ------------
NET ASSETS -- 100.0% .................                 $147,547,042
                                                       ============

----------
*    Non-income producing security.

#    A portion of this security is segregated as collateral for options written.

(a)  Primary risk exposure is equity price risk.

   The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010

ASSETS
   Investments, at value (Cost $119,259,960) ..........................   $136,405,808
   Cash ...............................................................     10,880,189
   Receivable for capital shares sold .................................        500,721
   Dividends and interest receivable ..................................        132,650
   Prepaid expenses and other assets ..................................         35,298
                                                                          ------------
      Total assets ....................................................    147,954,666
                                                                          ------------
LIABILITIES
   Options written, at value (premiums received $87,359) ..............        134,400
   Payable for capital shares redeemed ................................         57,296
   Payable to Adviser .................................................         89,870
   Payable for administration and accounting fees .....................         19,653
   Payable for shareholder services fees ..............................          5,366
   Payable for distribution fees ......................................         25,728
   Payable for transfer agent fees ....................................         24,027
   Payable for audit fees .............................................         24,111
   Accrued expenses ...................................................         27,173
                                                                          ------------
      Total liabilities ...............................................        407,624
                                                                          ------------
Net Assets ............................................................   $ 147,547,042
                                                                          ============
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value .....................................   $    162,809
   Paid-in capital ....................................................    154,768,028
   Accumulated net realized loss from investments .....................    (24,482,602)
   Net unrealized appreciation on investments and written options .....     17,098,807
                                                                          ------------
Net Assets ............................................................   $147,547,042
                                                                          ============
CLASS A:
   Net asset value, offering and redemption price per share
      ($46,569,937 / 5,135,091) .......................................   $       9.07
                                                                          ============
   Maximum offering price per share (100/95 of $9.07) .................   $       9.55
                                                                          ============
CLASS C:
   Net asset value, offering and redemption price per share
      ($26,081,021 / 2,941,127) .......................................   $       8.87
                                                                          ============
CLASS I:
   Net asset value, offering and redemption price per share
      ($74,896,084 / 8,204,678) .......................................   $       9.13
                                                                          ============

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED APRIL 30, 2010

INVESTMENT INCOME
   Dividends ....................................................   $ 1,274,047
   Less: foreign taxes withheld .................................        (8,592)
   Interest .....................................................         3,789
                                                                    -----------
      Total investment income ...................................     1,269,244
                                                                    -----------
EXPENSES
   Advisory fees (Note 2) .......................................     1,102,770
   Transfer agent fees (Note 2) .................................       204,872
   Administration and accounting fees (Note 2) ..................       170,877
   Distribution fees (Class C) (Note 2) .........................       162,824
   Distribution fees (Class A) (Note 2) .........................       102,184
   Trustees' and officers' fees .................................        89,212
   Printing and shareholder reporting fees ......................        88,477
   Registration and filing fees .................................        56,256
   Shareholder servicing fees (Class C) (Note 2) ................        54,275
   Legal fees ...................................................        37,558
   Audit fees ...................................................        25,118
   Custodian transaction and out of pocket fees (Note 2) ........         2,592
   Other expenses ...............................................        76,586
                                                                    -----------
      Total expenses before waivers .............................     2,173,601
                                                                    -----------
      Less: waivers (Note 2) ....................................      (202,605)
                                                                    -----------
   Net expenses after waivers ...................................     1,970,996
                                                                    -----------
   Net investment loss ..........................................      (701,752)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
   Net realized loss from investments ...........................    (3,979,920)
   Net realized gain from written options* ......................       306,629
   Net realized loss from purchased options* ....................       (51,165)
   Net change in unrealized appreciation on investments .........    32,069,863
   Net change in unrealized appreciation on written options* ....        20,843
   Net change in unrealized appreciation of purchased options* ..        70,104
                                                                    -----------
Net realized and unrealized gain from investments ...............    28,436,354
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $27,734,602
                                                                    ===========

----------
*    The primary risk exposure is equity contracts (See Note 1).

   The accompanying notes are an integral part of the financial statements.

                                  LATEEF FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE          FOR THE
                                                                       YEAR ENDED       YEAR ENDED
                                                                    APRIL 30, 2010    APRIL 30, 2009
                                                                    ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ..........................................    $   (701,752)     $   (930,386)
   Net realized loss from investments, written and
      purchased options .........................................      (3,724,456)      (19,960,171)
   Net change in unrealized appreciation (depreciation)
      from investments, written and purchased options ...........      32,160,810        (7,703,159)
                                                                     ------------      ------------
   Net increase (decrease) in net assets resulting from
      operations ................................................      27,734,602       (28,593,716)
                                                                     ------------      ------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL
   SHARE TRANSACTIONS (NOTE 4) ..................................      45,307,666         2,431,481
                                                                     ------------      ------------
Total increase (decrease) in net assets .........................      73,042,268       (26,162,235)
                                                                     ------------      ------------
NET ASSETS
   Beginning of year ............................................      74,504,774       100,667,009
                                                                     ------------      ------------
   End of year ..................................................    $147,547,042      $ 74,504,774
                                                                     ------------      ------------
   Accumulated net investment income (loss), end of year ........    $         --      $         --
                                                                     ============      ============

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

                                                                           CLASS A
                                                ------------------------------------------------------------
                                                                                            FOR THE PERIOD
                                                FOR THE YEAR ENDED   FOR THE YEAR ENDED   SEPTEMBER 6, 2007*
                                                  APRIL 30, 2010       APRIL 30, 2009      TO APRIL 30, 2008
                                                ------------------   ------------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........       $  6.91              $  9.36             $ 10.00
Net investment loss .........................         (0.05)(1)            (0.08)(1)           (0.01)
Net realized and unrealized gain (loss)
   on investments ...........................          2.21(1)             (2.37)(1)           (0.63)
                                                    -------              -------             -------
Net increase (decrease) in net assets
   resulting from operations ................          2.16                (2.45)              (0.64)
                                                    -------              -------             -------
Dividends to shareholders from:
Tax return of capital .......................            --                   --                  --(2)
                                                    -------              -------             -------
Net asset value, end of period ..............       $  9.07              $  6.91             $  9.36
                                                    =======              =======             =======
Total investment return(3) ..................         31.26%              (26.18)%             (6.37)%(4)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...       $46,570              $34,955             $46,944
Ratio of expenses to average net assets .....          1.76%                2.06%               2.05%(5)
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements(6) ........................          1.93%                  --                  --
Ratio of net investment income to average
   net assets ...............................         (0.60)%              (1.02)%             (0.23)%(5)
Portfolio turnover rate .....................         17.64%               51.89%              16.00%(4)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)  Amount is less than $0.01 per share.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.

(4)  Not annualized.

(5)  Annualized.

(6) Effective September 1, 2009, the Adviser has agreed to waive or reduce its annual compensation received from the Fund. (See Note 2)

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each Class C Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

                                                                           CLASS C
                                                ------------------------------------------------------------
                                                                                            FOR THE PERIOD
                                                FOR THE YEAR ENDED   FOR THE YEAR ENDED   SEPTEMBER 6, 2007*
                                                  APRIL 30, 2010       APRIL 30, 2009      TO APRIL 30, 2008
                                                ------------------   ------------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........       $  6.81              $  9.31             $ 10.00
Net investment loss .........................         (0.11)(1)            (0.13)(1)           (0.06)
Net realized and unrealized gain (loss)
   on investments ...........................          2.17(1)             (2.37)(1)           (0.63)
                                                    -------              -------             -------
Net increase (decrease) in net assets
   resulting from operations ................          2.06                (2.50)              (0.69)
                                                    -------              -------             -------
Dividends to shareholders from:
Tax return of capital .......................            --                   --                  --(2)
                                                    -------              -------             -------
Net asset value, end of period ..............       $  8.87              $  6.81             $  9.31
                                                    =======              =======             =======
Total investment return(3) ..................         30.25%              (26.85)%             (6.90)%(4)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...       $26,081              $18,042             $27,167
Ratio of expenses to average net assets .....          2.51%                2.81%               2.80%(5)
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements(6) ........................          2.68%                  --                  --
Ratio of net investment income to average
   net assets ...............................         (1.35)%              (1.77)%             (0.98)%(5)
Portfolio turnover rate .....................         17.64%               51.89%              16.00%(4)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)  Amount is less than $0.01 per share.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Not annualized.

(5)  Annualized.

(6) Effective September 1, 2009, the Adviser has agreed to waive or reduce its annual compensation received from the Fund. (See Note 2)

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

                                                                           CLASS I
                                                ------------------------------------------------------------
                                                                                            FOR THE PERIOD
                                                FOR THE YEAR ENDED   FOR THE YEAR ENDED   SEPTEMBER 6, 2007*
                                                  APRIL 30, 2010       APRIL 30, 2009      TO APRIL 30, 2008
                                                ------------------   ------------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........       $  6.94              $  9.37              $ 10.00
Net investment loss .........................         (0.03)(1)            (0.06)(1)               --(2)
Net realized and unrealized gain (loss)
   on investments ...........................          2.22(1)             (2.37)(1)            (0.62)
                                                    -------              -------              -------
Net increase (decrease) in net assets
   resulting from operations ................          2.19                (2.43)               (0.62)
                                                    -------              -------              -------
Dividends to shareholders from:
Tax return of capital .......................            --                   --                (0.01)
                                                    -------              -------              -------
Net asset value, end of period ..............       $  9.13              $  6.94              $  9.37
                                                    =======              =======              =======
Total investment return(3) ..................         31.56%              (25.93)%              (6.23)%(4)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...       $74,896              $21,508              $26,556
Ratio of expenses to average net assets .....          1.48%                1.81%                1.80%(5)
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements(6) ........................          1.68%                  --                   --
Ratio of net investment income to average
   net assets ...............................         (0.35)%              (0.77)%               0.00%(5)
Portfolio turnover rate .....................         17.64%               51.89%               16.00%(4)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)  Amount is less than $0.01 per share.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Not annualized.

(5)  Annualized.

(6) Effective September 1, 2009, the Adviser has agreed to waive or reduce its annual compensation received from the Fund. (See Note 2)

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2010

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Lateef Fund (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of April 30, 2010, there were four series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge ("CDSC") may be applicable to the purchase of Class A Shares made on or after October 10, 2008. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months of purchase where (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the Fund's principal underwriter, PFPC Distributors, Inc. (the "Underwriter"), paid a commission to the selling broker-dealer for such sale.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

                                   LATEEF FUND

                                 APRIL 30, 2010

     Fair Value Measurements -- The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     -    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

                                                                LEVEL 2        LEVEL 3
                                    TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                  4/30/2010        PRICE         INPUT          INPUT
                                ------------   ------------   -----------   ------------
Investments in Securities*      $136,405,808   $136,405,808    $      --         $--
Other Financial Instruments**       (134,400)            --     (134,400)         --
                                ------------   ------------    ---------         ---
                                $136,271,408   $136,405,808    $(134,400)        $--
                                ============   ============    =========         ===

*    Please refer to the Portfolio of Investments for further details.

**   Other financial instruments include outstanding options written.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund's NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

                                   LATEEF FUND

                                 APRIL 30, 2010

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     OPTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy put and call options and write covered call and secured put options to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     During the year ended April 30, 2010, the Fund entered into 4,043 and 555 written and purchased options contracts, respectively. The Fund had 480 open written options and zero open purchased options contracts at the end of the year.

                                   LATEEF FUND

                                 APRIL 30, 2010

The Fund had transactions in written options for the year ended April 30, 2010 as follows:

                              NUMBER OF
                              CONTRACTS    PREMIUM
                              ---------   ---------
Outstanding, April 30, 2009       857     $ 235,731
Call Options Written            3,500       523,477
Put Options Written               543       248,830
Call Options Closed            (3,127)     (620,100)
Put Options Closed               (200)      (61,398)
Call Options Expired             (750)      (51,749)
Put Options Exercised            (343)     (187,432)
                               ------     ---------
Outstanding, April 30, 2010       480     $  87,359
                               ======     =========

     CREDIT RISK AND ASSET CONCENTRATIONS -- The Fund may invest a high percentage of its assets in specific sectors of the market in pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Lateef Investment Management, L.P. ("Lateef" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets under $500 million; 0.95% of the Fund's average daily net assets of $500 million or more but less than $1 billion; and 0.90% of the Fund's average daily net assets of $1 billion and over. Effective September 1, 2009, the Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund by the lesser of (i) 0.25% of average daily net assets (25 basis points), or (ii) an amount necessary to ensure that the Fund's "Total Annual Fund Operating Expenses," excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions, do not exceed 1.50%, 2.25% and 1.25% of average daily net assets (the "Expense Limitation") for the Class A, Class C and Class I, respectively. The Expense Limitation will remain in place until August 31, 2010, unless the Board of Trustees approves its earlier termination. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund. As of April 30, 2010, investment advisory fees payable to the Adviser were $89,870. For the year ended April 30, 2010, the Adviser waived fees of $202,605.

                                   LATEEF FUND

                                 APRIL 30, 2010

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. Administration and accounting fees accrued also include certain Transfer Agent and custodian fees. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Group, Inc., and provides certain custodial services to the Fund.

     PFPC Distributors, Inc., (the "Underwriter"), is a member of The PNC Financial Services Group, Inc. and provides principal underwriting services to the Fund. For the year ended April 30, 2010, the Underwriter received $17,294 in underwriter commissions and $2,424 in sales commissions for the sale of fund shares.

     The Trust and the Underwriter are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 0.75%, respectively, on an annualized basis of the average daily net assets of the Fund's Class A and Class C Shares.

     The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class C Shares in the Fund. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on Class C Shares average daily net assets.

     On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"), under which, subject to regulatory approvals, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc., will be sold to BNY Mellon ("Stock Sale"). The Stock Sale will include PNC Global Investment Servicing (U.S.) Inc., PFPC Trust Company and PFPC Distributors, Inc. and is expected to close on or about July 1, 2010. At the closing, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. will change their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

     The Trustees of the Trust who are not affiliated with PNC receive an annual retainer and out of pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the year ended April 30, 2010 was $61,965. Certain employees of PNC are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

                                   LATEEF FUND

                                 APRIL 30, 2010

3. INVESTMENT IN SECURITIES

     For the year ended April 30, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                                   PURCHASES       SALES
                                  -----------   -----------
Investment Securities..........   $59,142,201   $17,896,637

4. CAPITAL SHARE TRANSACTIONS

     For the year ended April 30, 2010 and the year ended April 30, 2009, transactions in capital shares (authorized shares unlimited) were as follows:

                                               FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                                 APRIL 30, 2010              APRIL 30, 2009
                                           -------------------------   -------------------------
                                             SHARES         VALUE        SHARES         VALUE
                                           ----------   ------------   ----------   ------------
Class A Shares:
   Sales................................    1,825,122   $ 15,141,163    2,391,927   $ 17,756,648
   Reinvestments........................           --             --           --             --
   Redemption Fees*.....................           --          3,947           --         20,327
   Redemptions..........................   (1,745,301)   (14,323,384)  (2,351,508)   (17,154,783)
                                           ----------   ------------   ----------   ------------
   Net Increase.........................       79,821   $    821,726       40,419   $    622,192
                                           ==========   ============   ==========   ============
Class C Shares:
   Sales................................      845,049   $  6,912,899      688,362   $  5,379,628
   Reinvestments........................           --             --           --             --
   Redemption Fees*.....................           --          2,065           --         12,054
   Redemptions..........................     (552,344)    (4,378,923)    (956,699)    (6,670,181)
                                           ----------   ------------   ----------   ------------
   Net Increase/(Decrease)..............      292,705   $  2,536,041     (268,337)  $ (1,278,499)
                                           ==========   ============   ==========   ============
Class I Shares:
   Sales................................    6,310,195   $ 51,921,609    3,119,040   $ 23,874,185
   Reinvestments........................           --             --           --             --
   Redemption Fees*.....................           --          3,972           --         13,019
   Redemptions..........................   (1,203,471)    (9,975,682)  (2,855,035)   (20,799,416)
                                           ----------   ------------   ----------   ------------
   Net Increase.........................    5,106,724   $ 41,949,899      264,005   $  3,087,788
                                           ==========   ============   ==========   ============

* There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less (prior to September 1, 2009; 120 days or less). The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

                                   LATEEF FUND

                                 APRIL 30, 2010

     As of April 30, 2010, the following three shareholders held, of record beneficially, 10% or more of the outstanding shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its Customers Class C Shares (14%), Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its Customers Class I Shares (41%) and Charles Schwab & Co., Inc. Special Custody Account for the Benefit of its Customers (13%).

5. FEDERAL TAX INFORMATION

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     In order to present net asset components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. For the fiscal year ended April 30, 2010, these adjustments were to decrease accumulated net investment loss and paid-in-capital by $701,752 due to the net investment loss. Net investment income, net realized gains and net assets were not affected by these adjustments.

     As of April 30, 2010, there were no distributable earnings on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     At April 30, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost                $119,259,960
                                ============
Gross unrealized appreciation     19,052,850
Gross unrealized depreciation     (1,907,002)
                                ------------
Net unrealized appreciation     $ 17,145,848
                                ============

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended April 30, 2010, there were no net foreign currency or capital losses incurred by the Fund after October 31, 2009.

     As of April 30, 2010, the Fund had a capital loss carryforward of $24,482,602. If not utilized against future capital gains, $9,453,602 and $15,029,000 of this capital loss carryforward will expire in 2017 and 2018, respectively.

                                   LATEEF FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 APRIL 30, 2010

6. NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

7. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                   LATEEF FUND

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the Lateef Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lateef Fund (the "Fund") at April 30, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
June 18, 2010

                                   LATEEF FUND

                           SHAREHOLDER TAX INFORMATION
                                   (UNAUDITED)

     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (April 30) as of the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the year ended April 30, 2010, the Fund did not pay any ordinary income dividends or long-term capital gain dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2010. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2011.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

     In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                                   LATEEF FUND

                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(866) 499-2151 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202)-551-8090.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At a meeting held on March 26, 2010, the Board of Trustees (the "Board") of FundVantage Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of an advisory agreement between the Trust and Lateef Investment Management ("Lateef"). In determining whether to approve the agreement, the Trustees considered information provided by Lateef in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that Lateef provided regarding (i) the services performed for the Trust and the Lateef Fund, (ii) the size and qualifications of its portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the Lateef Fund, (iv) investment performance of similarly managed accounts, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between the Lateef Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on Lateef's ability to service the Lateef Fund, (ix) the compliance with federal securities laws and other regulatory requirements, and (x) proxy voting policies.

     Lateef provided information regarding its advisory fee and an analysis of its fee in relation to the services to the Lateef Fund, the estimated cost of providing such services, the anticipated profitability of the firm in general and as a result of the fees received from the Lateef Fund and any other ancillary benefit resulting from its relationship with the Trust.

     The Trustees reviewed the services provided to the Lateef Fund by Lateef and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the advisory agreement, that the quality of the services appeared to be consistent with industry norms and that the Lateef Fund is likely to benefit from Lateef's services. They also concluded that Lateef has sufficient personnel, with the appropriate education and experience, to serve the Lateef Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

                                   LATEEF FUND

                                OTHER INFORMATION
                                   (UNAUDITED)

     The Trustees considered the investment performance of the Lateef Fund and Lateef. The Trustees reviewed and considered comparative performance data and the Lateef Fund's performance relative to other mutual funds in its peer group. The Trustees noted that the Fund's total return had outperformed the S&P 500 Index, the Fund's benchmark, during the period since inception through January 31, 2010. The Trustees also reviewed the Fund's sector allocations and ten largest holdings. They concluded that the performance of the Lateef Fund and Lateef was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

     The Trustees considered the compensation and benefits received by Lateef in providing services to the Lateef Fund. The Trustees concluded that Lateef's fees derived from its relationship with the Trust in light of the Lateef Fund's expenses were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Lateef Fund was reasonable, taking into account the projected growth and size of the Lateef Fund and the quality of services provided by Lateef.

     The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Lateef Fund grows, and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Lateef Fund for the benefit of fund shareholders.

     In voting to approve the renewal of the advisory agreement between the Trust and Lateef, the Board considered all relevant factors and the information presented to the Board by Lateef. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that they had received adequate information and were able to conclude that the approval of the renewal of the advisory agreement between the Trust and Lateef would be in the best interests of the Lateef Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the renewal of the advisory agreement between the Trust and Lateef.

                                   LATEEF FUND

                                 PRIVACY NOTICE
                                   (UNAUDITED)

     The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

     We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

     To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

     If you have questions or comments about our privacy practices, please call us at (866) 499-2151.

                                   LATEEF FUND

                                 FUND MANAGEMENT
                                   (UNAUDITED)

     FundVantage Trust (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

     The following tables present certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee and Officer as it relates to the Trust's business is 760 Moore Road, King of Prussia, PA 19406.

     The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request, by calling (866) 499-2151.

                                                                                               NUMBER OF        OTHER
                                                                                                FUNDS IN    DIRECTORSHIPS
                                                                                                  FUND         HELD BY
                                                                                                COMPLEX        TRUSTEE
                          POSITION(S)       TERM OF OFFICE                                      OVERSEEN     DURING THE
                           HELD WITH         AND LENGTH OF          PRINCIPAL OCCUPATION(S)        BY         PAST FIVE
NAME AND DATE OF BIRTH       TRUST            TIME SERVED             FOR PAST FIVE YEARS       TRUSTEE         YEARS
----------------------    -----------  ------------------------  ----------------------------  ---------  ----------------
                                                  INTERESTED TRUSTEES(1)

NICHOLAS M. MARSINI, JR.  Trustee      Shall serve until death,  Chief Financial Officer of        18     None
Date of Birth: 8/55                    resignation or removal.   PNC Global Investment
                                       Trustee since 2006.       Servicing from September
                                                                 1997 to Present; Director of
                                                                 PFPC Distributors, Inc.

STEPHEN M. WYNNE          Trustee      Shall serve until death,  Chief Executive Officer of        18     None
Date of Birth: 1/55                    resignation or removal.   PNC Global Investment
                                       Trustee since 2009.       Servicing from March 2008 to
                                                                 present; President, PNC
                                                                 Global Investment Servicing
                                                                 2003 to 2008.

(1) Messrs. Marsini and Wynne are considered "interested persons" of the Trust as that term is defined in the 1940 Act. Mr. Marsini is an "Interested Trustee" of the Trust because he is an affiliated person of the Underwriter by reason of his position as director of the Underwriter. Mr. Wynne is an "Interested Trustee" of the Trust because he owns shares of the PNC Financial Services Group, Inc. ("PNC Financial Services"), of which the Underwriter is an indirect, wholly-owned subsidiary. In addition, Messrs. Marsini and Wynne each serve as an officer or director or is an employee of PNC Financial Services or one or more subsidiaries of PNC Financial Services which may be deemed to control, be controlled by or under common control with the Underwriter.

                                   LATEEF FUND

                                   (UNAUDITED)

                                                                                               NUMBER OF        OTHER
                                                                                                FUNDS IN    DIRECTORSHIPS
                                                                                                  FUND         HELD BY
                                                                                                COMPLEX        TRUSTEE
                          POSITION(S)       TERM OF OFFICE                                      OVERSEEN     DURING THE
                           HELD WITH         AND LENGTH OF          PRINCIPAL OCCUPATION(S)        BY         PAST FIVE
NAME AND DATE OF BIRTH       TRUST            TIME SERVED             FOR PAST FIVE YEARS       TRUSTEE         YEARS
----------------------    -----------  ------------------------  ----------------------------  ---------  ----------------
                                                   INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN       Trustee and  Shall serve until death,  Retired since February 2006;      18     WT Mutual Fund
Date of Birth: 2/49       Chairman of  resignation or removal.   Executive Vice President of              (12 portfolios);
                          the Board    Trustee and Chairman      Wilmington Trust Company                 Optimum Fund
                                       since 2007.               from February 1996 to                    Trust (6
                                                                 February 2006; President of              Portfolios).
                                                                 Rodney Square Management
                                                                 Corporation ("RSMC") from
                                                                 1996 to 2005; Vice President
                                                                 of RSMC 2005 to 2006.

IQBAL MANSUR              Trustee      Shall serve until death,  University Professor,             18     None
Date of Birth: 6/55                    resignation or removal.   Widener University.
                                       Trustee since 2007.

DONALD J. PUGLISI         Trustee      Shall serve until death,  Managing Director of Puglisi      18     American
Date of Birth: 8/45                    resignation or removal.   & Associates (financial,                 Express
                                       Trustee since 2008.       administrative and                       Receivables
                                                                 consulting services) from                Financing
                                                                 1973 to present; and MBNA                Corporation II;
                                                                 America Professor of                     BNP US
                                                                 Business Emeritus at the                 Funding L.L.C.;
                                                                 University of Delaware from              Merrill Lynch
                                                                 2001 to present; and                     Mortgage
                                                                 Commissioner, The State of               Investors, Inc.;
                                                                 Delaware Public Service                  and SDG&E
                                                                 Commission from 1997 to                  Funding LLC
                                                                 2004.

                                   LATEEF FUND

                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

                                                  TERM OF OFFICE
NAME                     POSITION(S) HELD          AND LENGTH OF                       PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH           WITH TRUST              TIME SERVED                          FOR PAST FIVE YEARS
--------------------   -------------------   ------------------------   -----------------------------------------------------
                                                      EXECUTIVE OFFICERS

JOEL L. WEISS          President and Chief   Shall serve until death,   Vice President and Managing Director of PNC Global
Date of Birth: 1/63    Executive Officer     resignation or removal.    Investment Servicing (U.S.) Inc. since 1993.
                                             Officer since 2007.

JAMES G. SHAW          Treasurer and Chief   Shall serve until death,   Vice President of PNC Global Investment Servicing
Date of Birth: 10/60   Financial Officer     resignation or removal.    (U.S.) Inc. and predecessor firms since 1995.
                                             Officer since 2007.

JENNIFER M. SHIELDS    Secretary             Shall serve until death,   Vice President and Associate Counsel Regulatory
Date of Birth: 7/74                          resignation or removal.    Administration of PNC Global Investment Servicing
                                             Officer since 2008.        (U.S.) Inc. since 2007; Attorney at the law firm of
                                                                        Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA         Chief Compliance      Shall serve until death,   President and Founder of Vigilant Compliance
Date of Birth: 12/62   Officer               resignation or removal.    Services since August 15, 2004; Senior Legal
                                             Officer since 2007.        Counsel, PNC Global Investment Servicing (U.S.) Inc.,
                                                                        from 2002 to 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                     (LOGO)
                                     LATEEF
                                   INVESTMENT
                                   MANAGEMENT

                                  LATEEF FUND
                                       OF
                               FUNDVANTAGE TRUST

                                 Class A Shares
                                 Class C Shares
                                 Class I Shares

                                 ANNUAL REPORT
                                 April 30, 2010

This report is submitted for the general information of the shareholders of the Lateef Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Lateef Fund. Shares of the Lateef Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

INVESTMENT ADVISER
Lateef Investment Management, L.P.
300 Drakes Landing Road
Suite 100
Greenbrae, CA 94904

ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

                                PEMBERWICK FUND

                                 ANNUAL REPORT
                                 APRIL 30, 2010
                                  (UNAUDITED)

Total Returns for the period ended April 30, 2010

                                      SINCE INCEPTION*
                                      ----------------
PEMBERWICK FUND                             0.07%
BARCLAY'S 1-3 YEAR TREASURY INDEX**         0.19%

*    The Pemberwick Fund (the "Fund") commenced operations on February 1, 2010.

** Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING (888) 447-4785. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO, AS STATED IN THE CURRENT PROSPECTUS, IS 0.69% OF THE FUND'S AVERAGE DAILY NET ASSETS, WHICH MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT.

THE FUND INTENDS TO EVALUATE PERFORMANCE AS COMPARED TO THAT OF THE BARCLAY'S 1-3 YEAR TREASURY INDEX. THE BARCLAY'S 1-3 YEAR TREASURY INDEX IS AN UNMANAGED MARKET INDEX AND SHOULD NOT BE CONSIDERED INDICATIVE OF ANY PEMBERWICK INVESTMENT. IT IS IMPOSSIBLE TO INVEST DIRECTLY IN AN INDEX.THE FIXED INCOME SECURITIES IN WHICH THE FUND INVESTS ARE SUBJECT TO INTEREST RATE RISK, CREDIT RISK, PREPAYMENT RISK, COUNTERPARTY RISK, MUNICIPAL SECURITIES RISK, LIQUIDITY RISK, MANAGEMENT RISK, GOVERNMENT SECURITY RISK AND VALUATION RISK. TYPICALLY, WHEN INTEREST RATES RISE, THE MARKET PRICES OF FIXED INCOME SECURITIES GO DOWN.THE FUND IS CLASSIFIED AS "NON-DIVERSIFIED," AND THUS MAY INVEST MOST OF ITS ASSETS IN SECURITIES ISSUED BY OR REPRESENTING A SMALL NUMBER OF ISSUERS. AS A RESULT, THE FUND MAY BE MORE SUSCEPTIBLE TO THE RISKS ASSOCIATED WITH THESE PARTICULAR ISSUERS, OR TO A SINGLE ECONOMIC, POLITICAL OR REGULATORY OCCURRENCE AFFECTING THESE ISSUERS.YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                PEMBERWICK FUND

                            FUND EXPENSE DISCLOSURE
                                 APRIL 30, 2010
                                   (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested at the beginning of the period from February 1, 2010 (date of commencement of operations), through April 30, 2010 and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    PEMBERWICK FUND
                                           ----------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                              FEBRUARY 1, 2010*         APRIL 30, 2010      DURING PERIOD**
                                           -----------------------   --------------------   ---------------
Actual                                            $1,000.00                $1,000.70             $1.47
Hypothetical (5% return before expenses)           1,000.00                 1,010.58              1.48

----------
*    Commencement of operations.

** Expenses are equal to an annualized expense ratio for the period February 1, 2010 to April 30, 2010 of 0.61% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year since inception (89) then divided by 365 days. The Fund's ending account values on the first line in each table are based on the actual total return since inception for the Fund of 0.07%.

                                 PEMBERWICK FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 APRIL 30, 2010
                                   (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

                                      % OF NET
                                       ASSETS        VALUE
                                      --------   ------------
U.S. Treasury Obligations.........      40.9%    $ 57,409,680
Corporate Bonds and Notes.........      21.7       30,500,948
U.S. Government Agency
   Obligations....................      14.2       19,905,849
Short-Term Investments............      12.8       17,960,918
Asset Backed Securities...........       4.4        6,203,001
Collateralized Mortgaged
   Obligations....................       4.3        6,085,176
Other Assets in Excess of
Liabilities.......................       1.7        2,345,872
                                       -----     ------------
NET ASSETS........................     100.0%    $140,411,444
                                       =====     ============

----------
Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                                 PEMBERWICK FUND

                            PORTFOLIO OF INVESTMENTS
                                 APRIL 30, 2010

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
CORPORATE BONDS AND NOTES -- 21.7%
BASIC MATERIALS -- 0.0%
Praxair, Inc.
   1.75%, 11/15/2012 .............................   $    40,000   $      40,190
                                                                   -------------
COMMUNICATIONS -- 0.3%
AT&T, Inc.
   5.88%, 08/15/2012 .............................        40,000          43,735
Cellco Partnership/Verizon
   Wireless Capital LLC
   5.55%, 02/01/2014 .............................        75,000          82,574
New Cingular Wireless
   Wireless Services, Inc.
   7.88%, 03/01/2011 .............................       200,000         211,575
Verizon Communications, Inc.
   4.35%, 02/15/2013 .............................        55,000          58,490
Walt Disney Co. (The)
   6.38%, 03/01/2012 .............................        55,000          60,185
                                                                   -------------
                                                                         456,559
                                                                   -------------
CONSUMER, CYCLICAL -- 0.1%
McDonald's Corp.
   8.88%, 04/01/2011 .............................        35,000          37,513
PACCAR, Inc.
   6.38%, 02/15/2012 .............................        20,000          21,684
Target Corp.
   4.00%, 06/15/2013 .............................        45,000          47,787
Wal-Mart Stores, Inc.
   7.25%, 06/01/2013 .............................        15,000          17,413
                                                                   -------------
                                                                         124,397
                                                                   -------------
CONSUMER, NON-CYCLICAL -- 0.1%
Baxter International, Inc.
   1.80%, 03/15/2013 .............................        10,000          10,018
Bottling Group LLC
   4.63%, 11/15/2012 .............................        10,000          10,801
Coca-Cola Enterprises, Inc.
   8.50%, 02/01/2012 .............................        15,000          16,858
Pepsico, Inc.
   4.65%, 02/15/2013 .............................        40,000          43,186
Procter & Gamble Co. (The)
   4.95%, 08/15/2014 .............................        55,000          60,441
                                                                   -------------
                                                                         141,304
                                                                   -------------

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
ENERGY -- 0.0%
ConocoPhillips
   4.75%, 10/15/2012 .............................   $    30,000   $      32,374
Shell International Finance BV
   1.88%, 03/25/2013 .............................        15,000          15,066
                                                                   -------------
                                                                          47,440
                                                                   -------------
FINANCIALS -- 20.8%
Allstate Life Global Funding Trusts
   5.38%, 04/30/2013 .............................        20,000          21,959
Bank of America Corp.
   5.38%, 09/11/2012 .............................       300,000         318,923
Bank of America Corp.
   8.13%, 05/15/2018 (a) .........................     3,530,000       3,553,545
Bank of New York Mellon Corp. (The)
   4.95%, 11/01/2012 .............................        25,000          27,090
Bank of New York Mellon
   Corp. (The)
   4.30%, 05/15/2014 .............................        75,000          79,896
Barclays Bank PLC
   5.20%, 07/10/2014 .............................       100,000         107,255
Berkshire Hathaway Finance Corp.
   4.00%, 04/15/2012 .............................        70,000          73,848
Berkshire Hathaway Finance Corp.
   4.60%, 05/15/2013 .............................        40,000          42,994
BlackRock, Inc.
   2.25%, 12/10/2012 .............................        40,000          40,654
BP Capital Markets PLC
   5.25%, 11/07/2013 .............................        45,000          49,681
Branch Banking & Trust Co.
   4.88%, 01/15/2013 .............................       100,000         106,193
Caterpillar Financial Services Corp.
   4.70%, 03/15/2012 .............................        50,000          53,046
Citigroup Funding, Inc.
   2.13%, 07/12/2012 .............................       400,000         407,830
Citigroup, Inc.
   5.50%, 08/27/2012 .............................       200,000         210,171

    The accompanying notes are an integral part of the financial statements.

                                PEMBERWICK FUND

                                 APRIL 30, 2010

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
FINANCIALS -- (CONTINUED)
CME Group, Inc.
   5.40%, 08/01/2013 .............................   $    40,000   $      44,030
CME Group, Inc.
   5.75%, 02/15/2014 .............................        20,000          22,110
Countrywide Financial Corp.
   0.69%, 05/07/2012 (b) .........................     1,000,000         984,786
Credit Suisse USA, Inc.
   6.13%, 11/15/2011 .............................       127,000         135,766
Deutsche Bank AG London
   5.38%, 10/12/2012 .............................       100,000         107,942
General Electric Capital Corp.
   5.00%, 11/15/2011 .............................       108,000         114,060
General Electric Capital Corp.
   4.15%, 05/15/2012 .............................     1,000,000       1,037,580
General Electric Capital Corp.
   0.34%, 05/29/2012 (b) .........................     1,400,000       1,359,928
General Electric Capital Corp.
   5.45%, 01/15/2013 .............................       375,000         406,639
General Electric Capital Corp.
   0.39%, 03/20/2013 (b) .........................     4,000,000       3,845,536
General Electric Capital Corp.
   0.40%, 06/20/2013 (b) .........................     2,000,000       1,916,716
Goldman Sachs Group, Inc. (The)
   5.45%, 11/01/2012 .............................       200,000         211,677
HSBC Finance Corp.
   0.55%, 01/15/2014 (b) .........................     2,000,000       1,927,632
HSBC Holdings PLC
   5.25%, 12/12/2012 .............................       225,000         241,205
John Deere Capital Corp.
   5.40%, 10/17/2011 .............................        50,000          53,119
John Deere Capital Corp.
   4.95%, 12/17/2012 .............................        15,000          16,298
Morgan Stanley
   2.00%, 09/22/2011 .............................       200,000         203,308
Morgan Stanley
   5.25%, 11/02/2012 .............................       250,000         265,845
U.S. Bancorp
   2.88%, 11/20/2014 .............................        60,000          59,835
U.S. Bancorp
   3.15%, 03/04/2015 .............................        25,000          25,122

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
FINANCIALS -- (CONTINUED)
Wachovia Bank NA
   4.80%, 11/01/2014 .............................   $ 1,000,000   $   1,049,036
Wachovia Bank NA
   0.63%, 11/03/2014 (b) .........................     3,000,000       2,912,580
Wachovia Corp.
   2.02%, 05/01/2013 (b) .........................     1,000,000       1,029,953
Wells Fargo & Co.
   3.75%, 10/01/2014 .............................       200,000         203,968
Wells Fargo & Co.
   7.98%, 03/15/2018 (a) .........................     3,500,000       3,692,500
Wells Fargo Capital XV
   9.75%, 09/26/2013 (a) .........................     2,000,000       2,240,000
                                                                   -------------
                                                                      29,200,256
                                                                   -------------
INDUSTRIALS -- 0.1%
Boeing Co. (The)
   5.00%, 03/15/2014 .............................        50,000          54,575
Honeywell International, Inc.
   4.25%, 03/01/2013 .............................        20,000          21,392
United Technologies Corp.
   6.10%, 05/15/2012 .............................        20,000          21,862
                                                                   -------------
                                                                          97,829
                                                                   -------------
TECHNOLOGY -- 0.3%
Electronic Data Systems LLC
   6.00%, 08/01/2013 .............................       200,000         224,374
International Business Machines Corp.
   4.75%, 11/29/2012 .............................        70,000          75,816
Oracle Corp.
   4.95%, 04/15/2013 .............................        49,000          53,324
                                                                   -------------
                                                                         353,514
                                                                   -------------
UTILITIES -- 0.0%
Alabama Power Co.
   5.80%, 11/15/2013 .............................        35,000          39,459
                                                                   -------------
   Total Corporate Bonds and Notes
      (Cost $30,503,808) .........................                    30,500,948
                                                                   -------------

   The accompanying notes are an integral part of the financial statements.

                                 PEMBERWICK FUND

                                 APRIL 30, 2010

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
COLLATERALIZED MORTGAGE
OBLIGATIONS -- 4.3%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.1%
   Series 2008-50, Class NA
      5.50%, 03/16/2037 ..........................   $   105,631   $     114,127
                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   REMICS -- 1.3%
   Series 2008-26, Class VJ
      5.00%, 03/25/2018 ..........................       182,279         195,076
   Series 2008-54, Class EA
      5.00%, 07/25/2019 ..........................        69,445          74,194
   Series 2005-91, Class DA
      4.50%, 10/25/2020 ..........................        62,696          65,551
   Series 2002-91, Class LC
      5.00%, 06/25/2022 ..........................        57,447          60,477
   Series 2004-65, Class EJ
      5.00%, 05/25/2023 ..........................       147,990         155,271
   Series 2007-27, Class MQ
      5.50%, 04/25/2027 ..........................       107,859         115,956
   Series 2005-59, Class PB
      5.50%, 10/25/2028 ..........................       160,000         167,234
   Series 2005-22, Class UC
      5.50%, 01/25/2031 ..........................       202,763         212,677
   Series 2003-47, Class PD
      5.50%, 09/25/2032 ..........................       140,000         149,893
   Series 2006-59, Class DA
      6.50%, 12/25/2033 ..........................        25,902          26,842
   Series 2007-24, Class GA
      5.50%, 01/25/2034 ..........................       129,510         136,527
   Series 2005-16, Class PE
      5.00%, 03/25/2034 ..........................       100,000         105,853
   Series 2005-68, Class JK
      5.25%, 05/25/2035 ..........................       112,109         113,475
   Series 2005-83, Class LA
      5.50%, 10/25/2035 ..........................       102,175         110,854
   Series 2007-39, Class NA
      4.25%, 01/25/2037 ..........................        99,725         104,146
                                                                   -------------
                                                                       1,794,026
                                                                   -------------

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
COLLATERALIZED MORTGAGE
OBLIGATIONS -- (CONTINUED)
FEDERAL HOME LOAN MORTGAGE CORPORATION
   REMICS -- 2.9%
   Series 2777, Class VX
      5.00%, 04/15/2015 ..........................   $   104,340   $     111,642
   Series 2630, Class HB
      3.50%, 01/15/2017 ..........................       198,675         203,741
   Series 2542, Class ES
      5.00%, 12/15/2017 ..........................       150,000         160,598
   Series 2564, Class HJ
      5.00%, 02/15/2018 ..........................        75,000          80,548
   Series 2611, Class UH
      4.50%, 05/15/2018 ..........................       130,000         138,035
   Series 2617, Class GR
      4.50%, 05/15/2018 ..........................       125,000         132,730
   Series 2627, Class MC
      4.50%, 05/15/2018 ..........................       200,000         212,404
   Series 2617, Class TK
      4.50%, 06/15/2018 ..........................       210,000         223,428
   Series 2649, Class KA
      4.50%, 07/15/2018 ..........................       210,508         222,274
   Series 2677, Class JA
      5.00%, 09/15/2018 ..........................        57,720          60,796
   Series 2746, Class EG
      4.50%, 02/15/2019 ..........................       125,000         132,533
   Series 2780, Class JG
      4.50%, 04/15/2019 ..........................        58,590          61,348
   Series 2814, Class GB
      5.00%, 06/15/2019 ..........................        98,250         102,127
   Series 3558, Class AW
      4.75%, 08/15/2019 ..........................       114,434         119,248
   Series 2729, Class CM
      4.50%, 12/15/2020 ..........................       154,208         159,595
   Series 2639, Class UH
      4.25%, 03/15/2022 ..........................       153,713         161,095
   Series 2542, Class OB
      5.00%, 05/15/2022 ..........................       117,272         123,549
   Series 2503, Class JV
      5.50%, 05/15/2022 ..........................       198,684         214,423
   Series 2924, Class EH
      5.25%, 03/15/2024 ..........................       143,038         151,073

    The accompanying notes are an integral part of the financial statements.

                                 PEMBERWICK FUND

                                 APRIL 30, 2010

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
COLLATERALIZED MORTGAGE
OBLIGATIONS -- (CONTINUED)
FEDERAL HOME LOAN MORTGAGE CORPORATION
   REMICS -- (CONTINUED)
   Series 3087, Class JB
      5.50%, 03/15/2024 ..........................   $    86,149   $      90,401
   Series 3002, Class YD
      4.50%, 07/15/2025 ..........................       120,599         127,305
   Series 2980, Class LB
      5.50%, 06/15/2028 ..........................       250,000         255,824
   Series 3104, Class QB
      5.00%, 01/15/2029 ..........................       125,000         132,047
   Series 2890, Class PC
      5.00%, 07/15/2030 ..........................        80,000          84,860
   Series 2691, Class ME
      4.50%, 04/15/2032 ..........................       100,000         105,638
   Series 2741, Class GF
      5.50%, 05/15/2032 ..........................        65,000          69,043
   Series 2735, Class OG
      5.00%, 08/15/2032 ..........................       105,000         111,092
   Series 2764, Class TE
      5.00%, 10/15/2032 ..........................       100,000         105,810
   Series 2655, Class QA
      5.00%, 02/15/2033 ..........................        44,629          47,456
   Series 3204, Class MA
      5.50%, 02/15/2034 ..........................       118,210         124,213
   Series 2881, Class AE
      5.00%, 08/15/2034 ..........................       142,943         152,147
                                                                   -------------
                                                                       4,177,023
                                                                   -------------
   Total Collateralized Mortgage Obligations
      (Cost $6,044,703) ..........................                     6,085,176
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.2%
FEDERAL FARM CREDIT BANK -- 0.1%
      2.00%, 06/11/2010 ..........................        75,000          75,130
                                                                   -------------

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- (CONTINUED)
FEDERAL HOME LOAN BANK -- 8.1%
   1.25%, 10/08/2010 .............................   $    50,000   $      50,213
   2.63%, 05/20/2011 .............................     1,000,000       1,021,021
   1.00%, 12/28/2011 .............................     2,000,000       2,002,158
   5.31%, 12/28/2012 .............................       300,000         329,457
   1.13%, 04/01/2013 (c) .........................     2,000,000       2,002,091
   1.13%, 04/15/2013 (c) .........................     2,000,000       2,007,966
   2.00%, 06/24/2013 .............................     1,000,000       1,004,382
   2.63%, 09/13/2013 .............................        25,000          25,722
   4.88%, 12/13/2013 .............................       500,000         549,353
   5.38%, 06/13/2014 .............................       300,000         334,915
   2.00%, 09/30/2014 (c) .........................     2,000,000       2,000,136
                                                                   -------------
                                                                      11,327,414
                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.7%
   2.13%, 03/23/2012 .............................     1,000,000       1,020,157
   1.75%, 06/15/2012 .............................     2,000,000       2,020,236
   4.13%, 09/27/2013 .............................       250,000         268,068
   2.50%, 01/07/2014 .............................       500,000         507,491
                                                                   -------------
                                                                       3,815,952
                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.3%
   4.88%, 05/18/2012 .............................       500,000         537,333
   1.75%, 08/10/2012 .............................       750,000         757,262
   4.00%, 04/15/2013 .............................     1,000,000       1,066,474
   5.00%, 12/01/2014
      Pool #255598 ...............................       108,470         112,922
   2.25%, 02/24/2015 (c) .........................     1,000,000       1,005,500
   2.10%, 02/26/2015 (c) .........................     1,000,000       1,004,752
   5.00%, 05/01/2023
      Pool #254762 ...............................       129,419         136,417
   5.00%, 07/01/2024
      Pool #255320 ...............................        63,628          66,693
                                                                   -------------
                                                                       4,687,353
                                                                   -------------
   Total U.S. Government Agency Obligations
      (Cost $19,880,895) .........................                    19,905,849
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                                 PEMBERWICK FUND

                                 APRIL 30, 2010

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
ASSET BACKED SECURITIES -- 4.4%
Ally Auto Receivables Trust
   Series 2010-1, Class A3
   1.45%, 05/15/2014 .............................   $    25,000   $      24,977
AmeriCredit Automobile Receivables Trust
   Series 2009-1, Class A2
   2.26%, 05/15/2012 .............................       382,113          384,291
AmeriCredit Automobile Receivables Trust
   Series 2010-1, Class A2
   0.97%, 01/15/2013 .............................        20,000           19,990
AmeriCredit Automobile Receivables Trust
   Series 2010-1, Class A3
   1.66%, 03/17/2014 .............................        15,000           15,004
Capital Auto Receivables Asset Trust
   Series 2007-3, Class A4
   5.21%, 03/17/2014 .............................       115,000          119,839
Capital Auto Receivables Asset Trust
   Series 2008-1, Class A4A
   4.46%, 07/15/2014 .............................       264,000          277,164
Capital One Multi-Asset Execution Trust
   Series 2009-A2, Class A
   4.85%, 11/15/2013 .............................       200,000          205,852
Capital One Multi-Asset Execution Trust
   Series 2006-A6, Class A6
   5.30%, 02/18/2014 .............................       100,000          104,274
CarMax Auto Owner Trust Series 2007-1, Class A4
   5.24%, 06/15/2012 .............................       118,537          121,673
CarMax Auto Owner Trust Series 2007-2, Class A4
   5.27%, 11/15/2012 .............................        65,000           67,610
CarMax Auto Owner Trust Series 2008-1, Class A4A
   4.79%, 02/15/2013 .............................        50,000           52,313

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
ASSET BACKED SECURITIES -- (CONTINUED)
Chrysler Financial Auto Securitization Trust
   Series 2009-A, Class A3
   2.82%, 01/15/2016 .............................   $   280,000   $     286,095
Citibank Credit Card Issuance Trust
   Series 2005-A7, Class A7
   4.75%, 10/22/2012 .............................       150,000         152,960
CNH Equipment Trust
   Series 2009-C, Class A2
   0.95%, 08/15/2012 .............................        20,000          20,012
CNH Equipment Trust
   Series 2009-C, Class A3
   1.85%, 12/16/2013 .............................        40,000          40,251
CNH Equipment Trust
   Series 2010-A, Class A3
   1.54%, 07/15/2014 .............................        60,000          60,015
CNH Equipment Trust
   Series 2009-B, Class A4
   5.17%, 10/15/2014 .............................       250,000         265,535
Discover Card Master Trust
   Series 2008-A3, Class A3
   5.10%, 10/15/2013 .............................       250,000         260,087
Ford Credit Auto Owner Trust
   Series 2009-E, Class A3
   1.51%, 01/15/2014 .............................       150,000         150,600
Ford Credit Auto Owner Trust
   Series 2009-B, Class A4
   4.50%, 07/15/2014 .............................       350,000         372,799
Harley-Davidson Motorcycle Trust
   Series 2009-2, Class A3
   2.62%, 03/15/2014 .............................       100,000         101,880
Harley-Davidson Motorcycle Trust
   Series 2009-1, Class A4
   4.55%, 01/15/2017 .............................       275,000         291,208
Honda Auto Receivables Owner Trust
   Series 2009-2, Class A2
   2.22%, 09/15/2010 .............................        16,997          17,065

    The accompanying notes are an integral part of the financial statements.

                                 PEMBERWICK FUND

                                 APRIL 30, 2010

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
ASSET BACKED SECURITIES -- (CONTINUED)
Honda Auto Receivables Owner Trust
   Series 2010-1, Class A2
   0.62%, 05/23/2011 .............................   $   100,000   $      99,966
Honda Auto Receivables Owner Trust
   Series 2009-2, Class A3
   2.79%, 01/16/2012 .............................       230,000         234,737
Honda Auto Receivables Owner Trust
   Series 2006-3, Class A4
   5.11%, 04/15/2012 .............................        41,457          41,537
Honda Auto Receivables Owner Trust
   Series 2007-1, Class A4
   5.09%, 07/18/2013 .............................        14,762          14,975
Household Automotive Trust
   Series 2006-3, Class A4
   5.34%, 09/17/2013 .............................       110,000         112,677
Hyundai Auto Receivables Trust
   Series 2008-A, Class A4
   5.48%, 11/17/2014 .............................       130,000         140,489
Hyundai Auto Receivables Trust
   Series 2009-A, Class A4
   3.15%, 03/15/2016 .............................       265,000         274,064
John Deere Owner Trust
   Series 2009-B, Class A3
   1.57%, 10/15/2013 .............................        25,000          25,151
MBNA Credit Card Master Note Trust
   Series 2005-A3, Class A3
   4.10%, 10/15/2012 .............................        35,000          35,054
Mercedes-Benz Auto Receivables Trust
   Series 2009-1, Class A2
   0.83%, 03/15/2012 .............................        50,000          50,065
Mercedes-Benz Auto Receivables Trust
   Series 2010-1, Class A3
   1.42%, 07/15/2013 .............................        60,000          60,017

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
ASSET BACKED SECURITIES -- (CONTINUED)
Mercedes-Benz Auto Receivables Trust
   Series 2009-1, Class A3
   1.67%, 01/15/2014 .............................   $   300,000   $     302,754
Nissan Auto Receivables Owner Trust
   Series 2009-A, Class A4
   4.74%, 08/17/2015 .............................       365,000         391,173
USAA Auto Owner Trust
   Series 2008-1, Class A4
   4.50%, 10/15/2013 .............................       150,000         156,422
USAA Auto Owner Trust
   Series 2009-2, Class A3
   1.54%, 02/18/2014 .............................        15,000          15,096
USAA Auto Owner Trust
   Series 2009-2, Class A4
   2.53%, 07/15/2015 .............................       115,000         117,023
Volkswagen Auto Loan Enhanced Trust
   Series 2010-1, Class A3
   1.31%, 01/20/2014 .............................       100,000         100,184
World Omni Auto Receivables Trust
   Series 2010-A, Class A4
   2.21%, 09/15/2013 .............................       275,000         276,258
World Omni Auto Receivables Trust
   Series 2009-A, Class A4
   5.12%, 02/15/2014 .............................       320,000         343,865
                                                                   -------------
   Total Asset Backed Securities
      (Cost $6,193,526) ..........................                     6,203,001
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 40.9%
U.S. TREASURY BILLS (D) -- 32.7%
   0.09%, 05/06/2010 .............................    25,000,000      24,999,687
   0.11%, 05/06/2010 .............................    15,940,000      15,939,854
   0.13%, 05/06/2010 .............................     2,500,000       2,499,973
   0.13%, 05/13/2010 .............................     2,500,000       2,499,910
                                                                   -------------
                                                                      45,939,424
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                                 PEMBERWICK FUND

                                 APRIL 30, 2010

                                                         Par
                                                        Value          Value
                                                     -----------   -------------
U.S. TREASURY OBLIGATIONS -- (CONTINUED)
U.S. TREASURY NOTES -- 8.2%
   0.75%, 11/30/2011 .............................   $   750,000   $     749,942
   0.88%, 01/31/2012 .............................     3,500,000       3,501,778
   0.88%, 02/29/2012 .............................     3,500,000       3,499,055
   1.00%, 12/31/2011 .............................     2,500,000       2,508,105
   1.38%, 02/15/2012 .............................       800,000         807,282
   1.50%, 07/15/2012 .............................       400,000         404,094
                                                                   -------------
                                                                      11,470,256
                                                                   -------------
   Total U.S. Treasury Obligations
      (Cost $57,414,166) .........................                    57,409,680
                                                                   -------------
SHORT-TERM INVESTMENT -- 12.8%
CERTIFICATES OF DEPOSIT -- 0.7%
Barclays Bank PLC NY
   0.67%, 12/10/2010 (b) .........................     1,000,000       1,001,604
                                                                   -------------
COMMERCIAL PAPER (D) -- 12.1%
Abbott Laboratories
   0.18%, 05/11/2010 .............................     2,000,000       1,999,920
Dell, Inc.
   0.18%, 05/13/2010 .............................     2,860,000       2,859,857
General Electric Capital Corp.
   0.17%, 05/07/2010 .............................     2,000,000       1,999,962
HSBC Finance Corp.
   0.16%, 05/06/2010 .............................     2,000,000       1,999,973
International Business Machines Corp.
   0.17%, 05/10/2010 .............................     2,000,000       1,999,934
Nestle
   0.17%, 05/24/2010 .............................     1,300,000       1,299,871
Pepsico, Inc.
   0.17%, 05/10/2010 .............................     2,800,000       2,799,907
Procter & Gamble Co. (The)
   0.18%, 05/14/2010 .............................     2,000,000       1,999,890
                                                                   -------------
                                                                      16,959,314
                                                                   -------------
   Total Short-Term Investments
      (Cost $17,960,960) .........................                    17,960,918
                                                                   -------------

                                                                       Value
                                                                   -------------
   TOTAL INVESTMENTS -- 98.3%
      (Cost $137,998,058) ........................                 $ 138,065,572
   OTHER ASSETS IN EXCESS OF
      LIABILITIES -- 1.7% ........................                     2,345,872
                                                                   -------------
   NET ASSETS -- 100.0% ..........................                 $ 140,411,444
                                                                   =============

----------
(a) Fix-to-Float Bond. Rate shown is as of April 30, 2010. Maturity date shown is next call date.

(b)  Variable or Floating Rate Security. Rate shown is as of April 30, 2010.

(c)  Step Coupon Bond. Interest rate shown reflects rate at April 30, 2010.

(d)  Rate shown represents the yield at time of purchase.

     REMICs Real Estate Mortgage Investment Conduit

    The accompanying notes are an integral part of the financial statements.

                                 PEMBERWICK FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010

ASSETS
   Investments, at value (Cost $137,998,058) .................   $138,065,572
   Cash ......................................................      3,392,001
   Dividends and interest receivable .........................        462,041
   Prepaid expenses and other assets .........................          1,250
                                                                 ------------
      Total assets                                                141,920,864
                                                                 ------------
LIABILITIES
   Payable for investments purchased .........................      1,434,469
   Payable to Adviser ........................................         23,075
   Payable for administration and accounting fees ............         11,746
   Payable for custodian fees ................................          3,932
   Payable for transfer agent fees ...........................          9,080
   Accrued expenses ..........................................         27,118
                                                                 ------------
      Total liabilities ......................................      1,509,420
                                                                 ------------
Net Assets ...................................................   $140,411,444
                                                                 ============
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value ............................   $    140,392
   Paid-in capital ...........................................    140,214,399
   Accumulated net investment income .........................              1
   Accumulated net realized loss from investments ............        (10,862)
   Net unrealized appreciation on investments ................         67,514
                                                                 ------------
Net Assets ...................................................   $140,411,444
                                                                 ============
   Shares outstanding ........................................     14,039,182
                                                                 ------------
   Net asset value, offering and redemption price per share ..   $      10.00
                                                                 ============

    The accompanying notes are an integral part of the financial statements.

                                 PEMBERWICK FUND

                            STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDED APRIL 30, 2010*

INVESTMENT INCOME
   Interest ................................................   $ 227,518
                                                               ---------
      Total investment income ..............................     227,518
                                                               ---------
EXPENSES
   Advisory fees (Note 2) ..................................     110,387
   Administration and accounting fees (Note 2) .............      27,757
   Audit fees ..............................................      17,500
   Transfer agent fees (Note 2) ............................      13,358
   Trustees' and officers' fees ............................       9,025
   Printing and shareholder reporting fees .................       7,979
   Custodian fees (Note 2) .................................       7,035
   Legal fees ..............................................       5,500
   Registration and filing fees ............................       2,495
   Other expenses ..........................................         794
                                                               ---------
      Total expenses before waivers and reimbursements .....     201,830
                                                               ---------
      Less: waivers and reimbursements (Note 2) ............     (66,232)
                                                               ---------
   Net expenses after waivers and reimbursements ...........     135,598
                                                               ---------
   Net investment income ...................................      91,920
                                                               ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
   Net realized loss from investments ......................      (5,994)
   Net change in unrealized appreciation on investments ....      67,514
                                                               ---------
   Net realized and unrealized gain from investments .......      61,520
                                                               ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $ 153,440
                                                               =========

----------
*    The Fund commenced investment operations on February 1, 2010.

    The accompanying notes are an integral part of the financial statements.

                                PEMBERWICK FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE
                                                                               PERIOD ENDED
                                                                             APRIL 30, 2010*
                                                                             ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income .................................................    $     91,920
   Net realized loss from investments ....................................          (5,994)
   Net change in unrealized appreciation from investments ................          67,514
                                                                              ------------
   Net increase in net assets resulting from operations ..................         153,440
                                                                              ------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .................................................         (96,787)
                                                                              ------------
   Net decrease in net assets from dividends and distributions to
      shareholders .......................................................         (96,787)
                                                                              ------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS (NOTE 4) ..     140,354,791
                                                                              ------------
Total increase in net assets .............................................     140,411,444
                                                                              ------------
NET ASSETS
   Beginning of period ...................................................              --
                                                                              ------------
   End of period .........................................................    $140,411,444
                                                                              ============
   Accumulated net investment income, end of period ......................    $          1
                                                                              ============

*    The Fund commenced investment operations on February 1, 2010.

    The accompanying notes are an integral part of the financial statements.

                                PEMBERWICK FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

                                                            FOR THE PERIOD
                                                          FEBRUARY 1, 2010*
                                                          TO APRIL 30, 2010
                                                          -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..................     $  10.00
Net investment income .................................         0.01(1)
Net realized and unrealized loss on investments .......           --(1)(2)
                                                            --------
Net increase in net assets resulting from operations ..         0.01
                                                            --------
Dividends to shareholders from:
Net investment income .................................        (0.01)
                                                            --------
Net asset value, end of period ........................     $  10.00
                                                            ========
Total investment return(3) ............................         0.07%(4)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............     $140,411
Ratio of expenses to average net assets ...............         0.61%(5)
Ratio of expenses to average net assets without waivers
   and expense reimbursements .........................         0.92%(5)
Ratio of net investment income to average net assets ..         0.42%(5)
Portfolio turnover rate ...............................         9.89%(4)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)  Amount is less than $0.01 per share.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Not annualized.

(5)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                 PEMBERWICK FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2010

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Pemberwick Fund (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on February 1, 2010. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of April 30, 2010, there were four series of the Trust that were operational, including the Fund. The Fund offers one class of shares and is not subject to a front-end sales charge.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at its last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

                                 PEMBERWICK FUND

                                 APRIL 30, 2010

     Fair Value Measurements -- The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

                                                                     Level 2        Level 3
                                              Total      Level 1    Significant    Significant
                                            Value at      Quoted    Observable    Unobservable
                                            4/30/2010     Price       Inputs         Inputs
                                          ------------   -------   ------------   ------------
Corporate Bonds and Notes .............   $ 30,500,948     $--     $ 30,500,948        $--
Collateralized Mortgage Obligations ...      6,085,176      --        6,085,176         --
U.S. Government Agency Obligations ....     19,905,849      --       19,905,849         --
Asset Backed Securities ...............      6,203,001      --        6,203,001         --
U.S. Treasury Obligations .............     57,409,680      --       57,409,680         --
Short-Term Investments ................     17,960,918      --       17,960,918         --
                                          ------------     ---     ------------        ---
Total Investments .....................   $138,065,572     $--     $138,065,572        $--
                                          ============     ===     ============        ===

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund's NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

                                 PEMBERWICK FUND

                                 APRIL 30, 2010

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income is declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pemberwick Investment Advisors LLC ("Pemberwick" or the "Adviser") serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust ("Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets. The Adviser may, in its discretion, voluntarily waive its fees or reimburse certain Fund expenses; however; the Adviser is not required to do so. As of April 30, 2010, investment advisory fees payable to the Adviser were $23,075. For the period ended April 30, 2010, the Adviser waived fees of 0.30% totaling $66,232.

     Pemberwick has retained the services of J.P. Morgan Investment Management Inc. ("Sub-Adviser") as the sub-adviser to the Fund. The Sub-Adviser provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average net assets and is subject to certain minimum monthly fees.

     For providing transfer agent services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average net assets and is subject to certain minimum monthly fees.

                                 PEMBERWICK FUND

                                 APRIL 30, 2010

     PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Group, Inc., and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average net assets and is subject to certain minimum monthly fees.

     PFPC Distributors, Inc. (the "Underwriter"), a member of The PNC Financial Services Group, Inc., provides principal underwriting services to the Fund.

     On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"), under which, subject to regulatory approvals, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc., will be sold to BNY Mellon ("Stock Sale"). The Stock Sale will include PNC Global Investment Servicing (U.S.) Inc., PFPC Trust Company and PFPC Distributors, Inc. and is expected to close on or about July 1, 2010. At the closing, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. will change their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

     The Trustees of the Trust who are not affiliated with PNC receive an annual retainer and out of pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the period ended April 30, 2010 was $3,421. Certain employees of PNC are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3. INVESTMENT IN SECURITIES

     For the period ended April 30, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                                  PURCHASES       SALES
                                 -----------   ----------
U.S. Government Securities ...   $43,068,044   $5,617,337
Other Securities .............    37,768,658       33,914

4. CAPITAL SHARE TRANSACTIONS

     From the commencement of operations on February 1, 2010 to April 30, 2010, transactions in capital shares (authorized shares unlimited) were as follows:

                                   SHARES         VALUE
                                 ----------   ------------
Sales ........................   15,378,570   $153,735,205
Reinvestments ................       10,336        103,361
Redemptions ..................   (1,349,724)   (13,483,775)
                                 ----------   ------------
Net Increase .................   14,039,182   $140,354,791
                                 ==========   ============

                                 PEMBERWICK FUND

                                 APRIL 30, 2010

     As of April 30, 2010, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund: Richman Real Estate Investments, Inc. (34%).

5. FEDERAL TAX INFORMATION

     Management has analyzed the Fund's tax positions taken on federal income tax returns for the current open tax year and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     In order to present net asset components on the Statement of Asset and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. For the fiscal period ended April 30, 2010, these adjustments were to increase accumulated net investment income and accumulated net realized losses by $4,868 due to paydown losses. Net investment income, net realized losses and net assets were not affected by these adjustments.

     For the fiscal period ended April 30, 2010, the tax distributions paid by the Fund was $96,787 of ordinary income dividends. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

     As of April 30, 2010, there was $1 of undistributed ordinary income on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     As of April 30, 2010, the Fund had a capital loss carryforward of $10,862. If not utilized against future capital gains, this capital loss carryforward will expire in 2018.

     As of April 30, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost                $ 137,998,058
                                =============
Gross unrealized appreciation         194,332
Gross unrealized depreciation        (126,818)
                                -------------
Net unrealized appreciation     $      67,514
                                =============

                                 PEMBERWICK FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 APRIL 30, 2010

6. SIGNIFICANT RISKS

     MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK -- Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

7. NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

8. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                 PEMBERWICK FUND

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the Pemberwick Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Pemberwick Fund (the "Fund") at April 30, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period February 1, 2010 (commencement of operations) through April 30, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
June 18, 2010

                                 PEMBERWICK FUND

                          SHAREHOLDER TAX INFORMATION
                                  (UNAUDITED)

     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (April 30) as of the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the period ended April 30, 2010, the Fund paid $96,787 of ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2010. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2011.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

     In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                                 PEMBERWICK FUND

                               OTHER INFORMATION
                                  (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 447-4785 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202)-551-8090.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At a meeting held on June 12, 2009, the Board of Trustees (the "Board") of FundVantage Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), unanimously approved an investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the Pemberwick Fund (the "Fund"), and Pemberwick Investment Advisors LLC ("Pemberwick "). At a meeting held on December 11, 2009, the Board, including a majority of the Independent Trustees, unanimously approved a sub-advisory agreement (the "Sub-advisory Agreement" and together with the Advisory Agreement, the "Agreements") between Pemberwick and J.P. Morgan Investment Management Inc. ("JPMIM").

     In determining whether to approve the Agreements, the Trustees considered information provided by Pemberwick and JPMIM in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that Pemberwick and JPMIM each provided regarding (i) services to be performed for the Fund, (ii) the size and qualifications of its portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the Fund, (iv) investment performance information for other managed accounts, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between the Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on Pemberwick's or JPMIM's ability to service the Fund, (ix) compliance with federal securities laws and other regulatory requirements, and (x) proxy voting policies.

     Pemberwick and JPMIM provided information regarding the proposed advisory fees and an analysis of these fees in relation to the services to the Fund, the projected cost of providing such services, the anticipated profitability of the firm in general and as a result of the fees received from the Fund and any other ancillary benefit resulting from its relationship with the Trust.

                                 PEMBERWICK FUND

                                OTHER INFORMATION
                                   (UNAUDITED)

     The Trustees reviewed the services to be provided to the Fund by Pemberwick and JPMIM and concluded that the nature, extent and quality of the services to be provided Pemberwick and JPMIM were appropriate and consistent with the terms of the Agreements, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the provision of those services. They also concluded that Pemberwick and JPMIM have sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and demonstrated their ability to attract and retain qualified personnel.

     The Trustees considered the costs and services to be provided by Pemberwick and JPMIM, the proposed compensation and expected benefits received by Pemberwick and JPMIM in providing services to the Fund, as well as Pemberwick's and JPMIM's anticipated profitability. The Trustees concluded that Pemberwick's and JPMIM's anticipated fees derived from their relationship with the Trust in light of the Fund's estimated total expenses were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall estimated expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund and the quality of services to be provided by Pemberwick and JPMIM.

     The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Fund for the benefit of Fund shareholders.

     In voting to approve the Advisory Agreement between the Trust and Pemberwick and the Sub-advisory Agreement between Pemberwick and JPMIM, the Board considered all relevant factors and the information presented to the Board by Pemberwick and JPMIM. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that they had received adequate information and were able to conclude that the approval of the Agreements would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement between the Trust and Pemberwick and the Sub-advisory Agreement between Pemberwick and JPMIM.

                                 PEMBERWICK FUND

                                 PRIVACY NOTICE
                                   (UNAUDITED)

     The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

     We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

     To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

     If you have questions or comments about our privacy practices, please call us at (888) 447-4785.

                                PEMBERWICK FUND

                                FUND MANAGEMENT
                                  (UNAUDITED)

     FundVantage Trust (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

     The following tables present certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee and Officer as it relates to the Trust's business is 760 Moore Road, King of Prussia, PA 19406.

     The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request, by calling (888) 447-4785.

                                                                                                     NUMBER OF          OTHER
                                                                                                     FUNDS IN       DIRECTORSHIPS
                           POSITION(S)       TERM OF OFFICE                                        FUND COMPLEX    HELD BY TRUSTEE
          NAME                 HELD          AND LENGTH OF           PRINCIPAL OCCUPATION(S)        OVERSEEN BY    DURING THE PAST
    AND DATE OF BIRTH       WITH TRUST        TIME SERVED              FOR PAST FIVE YEARS            TRUSTEE        FIVE YEARS
    -----------------      -----------   ---------------------   -------------------------------   ------------   ----------------
                                                      INTERESTED TRUSTEES(1)

NICHOLAS M. MARSINI, JR.   Trustee       Shall serve until       Chief Financial Officer of PNC         18        None
Date of Birth: 8/55                      death, resignation      Global Investment Servicing
                                         or removal. Trustee     from September 1997 to present;
                                         since 2006.             Director of PFPC Distributors,
                                                                 Inc.

STEPHEN M. WYNNE           Trustee       Shall serve until       Chief Executive Officer of PNC         18        None
Date of Birth: 1/55                      death, resignation      Global Investment Servicing
                                         or removal. Trustee     from March 2008 to present;
                                         since 2009.             President, PNC Global
                                                                 Investment Servicing 2003 to
                                                                 2008.

(1) Messrs. Marsini and Wynne are considered "interested persons" of the Trust as that term is defined in the 1940 Act. Mr. Marsini is an "Interested Trustee" of the Trust because he is an affiliated person of the Underwriter by reason of his position as director of the Underwriter. Mr. Wynne is an "Interested Trustee" of the Trust because he owns shares of the PNC Financial Services Group, Inc. ("PNC Financial Services"), of which the Underwriter is an indirect, wholly-owned subsidiary. In addition, Messrs. Marsini and Wynne each serve as an officer or director or is an employee of PNC Financial Services or one or more subsidiaries of PNC Financial Services which may be deemed to control, be controlled by or under common control with the Underwriter.

                                 PEMBERWICK FUND

                                   (UNAUDITED)

                                                                                                     NUMBER OF          OTHER
                                                                                                     FUNDS IN       DIRECTORSHIPS
                           POSITION(S)       TERM OF OFFICE                                        FUND COMPLEX    HELD BY TRUSTEE
          NAME                 HELD          AND LENGTH OF           PRINCIPAL OCCUPATION(S)        OVERSEEN BY    DURING THE PAST
    AND DATE OF BIRTH       WITH TRUST        TIME SERVED              FOR PAST FIVE YEARS            TRUSTEE        FIVE YEARS
    -----------------      -----------   ---------------------   -------------------------------   ------------   ----------------
                                                       INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN        Trustee and   Shall serve until       Retired since February 2006;           18        WT Mutual Fund
Date of Birth: 2/49        Chairman of   death, resignation or   Executive Vice President of                      (12 portfolios);
                           the Board     removal. Trustee and    Wilmington Trust Company from                    Optimum Fund
                                         Chairman since          February 1996 to February 2006;                  Trust (6
                                         2007.                   President of Rodney Square                       Portfolios).
                                                                 Management Corporation ("RSMC")
                                                                 from 1996 to 2005; Vice
                                                                 President of RSMC 2005 to 2006.

IQBAL MANSUR               Trustee       Shall serve until       University Professor, Widener          18        None
Date of Birth: 6/55                      death, resignation or   University.
                                         removal. Trustee
                                         since 2007.

DONALD J. PUGLISI          Trustee       Shall serve until       Managing Director of Puglisi &         18        American
Date of Birth: 8/45                      death, resignation or   Associates (financial,                           Express
                                         removal. Trustee        administrative and consulting                    Receivables
                                         since 2008.             services) from 1973 to present;                  Financing
                                                                 and MBNA America Professor of                    Corporation II;
                                                                 Business Emeritus at the                         BNP US
                                                                 University of Delaware from                      Funding L.L.C.;
                                                                 2001 to present; and                             Merrill Lynch
                                                                 Commissioner, The State of                       Mortgage
                                                                 Delaware Public Service                          Investors, Inc.;
                                                                 Commission from 1997 to 2004.                    and SDG&E
                                                                                                                  Funding LLC

                                 PEMBERWICK FUND

                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

                               POSITION(S)            TERM OF OFFICE
          NAME                     HELD                AND LENGTH OF                        PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH           WITH TRUST              TIME SERVED                           FOR PAST FIVE YEARS
    -----------------      -------------------   ------------------------   ------------------------------------------------------
                                                        EXECUTIVE OFFICERS

JOEL L. WEISS              President and Chief   Shall serve until death,   Vice President and Managing Director of PNC Global
Date of Birth: 1/63        Executive Officer     resignation or removal.    Investment Servicing (U.S.) Inc. since 1993.
                                                 Officer since 2007.

JAMES G. SHAW              Treasurer and Chief   Shall serve until death,   Vice President of PNC Global Investment Servicing
Date of Birth: 10/60       Financial Officer     resignation or removal.    (U.S.) Inc. and predecessor firms since 1995.
                                                 Officer since 2007.

JENNIFER M. SHIELDS        Secretary             Shall serve until death,   Vice President and Associate Counsel Regulatory
Date of Birth: 7/74                              resignation or removal.    Administration of PNC Global Investment Servicing
                                                 Officer since 2008.        (U.S.) Inc. since 2007; Attorney at the law firm of
                                                                            Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA             Chief Compliance      Shall serve until death,   President and Founder of Vigilant Compliance Services
Date of Birth: 12/62       Officer               resignation or removal.    since August 15, 2004; Senior Legal Counsel, PNC
                                                 Officer since 2007.        Global Investment Servicing (U.S.) Inc., from 2002 to
                                                                            2004.

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

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

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                   PEMBERWICK
                                      FUND

                                       OF

                                FUNDVANTAGE TRUST

                                  ANNUAL REPORT
                                 April 30, 2010

This report is submitted for the general information of the shareholders of the Pemberwick Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pemberwick Fund. Shares of the Pemberwick Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

INVESTMENT ADVISER
Pemberwick Investment Advisors, LLC
340 Pemberwick Road
Greenwich, CT 06831

SUB ADVISER
J.P. Morgan Investment Management Inc.
245 Park Ave.
New York, NY 10167

ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

                          WHV INTERNATIONAL EQUITY FUND

                       ANNUAL INVESTMENT ADVISOR'S REPORT
                                 APRIL 30, 2010
                                   (UNAUDITED)

Dear WHV International Equity Fund Shareholder:

The WHV International Equity Fund is based on a unique investment philosophy grounded in the conviction that superior investment performance depends primarily on investing in the most attractive global economic sectors. This outlook on international equity investing has been the cornerstone of our investment process for over a decade.

The economic recovery that began in the summer of 2009 remains in place and should continue throughout 2010. The National Bureau of Economic Research, the official arbiter of the inflection points in business cycles, determined that the recession in the United States began in December 2007. They have yet to announce when it ended. However, most economists postulate that it ended in June or July of 2009 when many of the indicators of economic activity turned up. If this is confirmed by the NBER, the recession will have lasted 19 months, the longest and most severe downturn in business activity since the 1930s.

The global economy is also recovering from the economic downturn. World trade declined 12.3 percent in 2009 according to the International Monetary Fund
(IMF). Global trade is projected to grow 7.0 percent in 2010 and 6.1 percent in 2011. We believe that Asian emerging economies will lead the global recovery followed by emerging economies in the Middle East, Africa and South America. The emerging economies are projected to grow 6.3 and 6.5 percent respectively in 2010 and 2011.

In the face of these positive economic indicators there have been a number of recent short-term developments that have put pressure on markets around the globe during the month of April. Concerns surrounding the debt crisis in Greece spreading to the rest of the Eurozone and specifically the remaining "PIIGS" countries (Portugal, Ireland, Italy, Greece and Spain) have weighed on the minds of investors and raised questions regarding the sustainability of the recovery that began in 2009. This has been combined with news that China may be looking to slow economic growth following impressive successive quarterly GDP growth figures of 10.7% in Q4 2009 and 11.9% in Q1 2010. By proactively slowing their economy they are hoping to be able to avoid a boom/bust cycle.

It has always been our philosophy to employ a long term outlook to our investments in the Fund. These "Super Cycle" trends, such as the Nifty 50 stocks of the 1960's, the Technology/Media/Telecom stocks of the 1990's and more recently the Energy/Materials/ Industrials stocks of the most recent decade, can persist for seven to twenty-five years. We are committed to the early identification and long term investment in the sectors, and leading growth oriented companies therein, that will capitalize on these trends.

The growth in Asian emerging and developing economies will be driven by the continuation of the "Second Great Industrial Revolution". The major distinction between the First Industrial Revolution of the highly developed countries and the so called Second Industrial Revolution of the emerging market countries is the massive difference in population. The highly developed countries have an aggregate population of 1 billion people while the emerging market countries have an astonishing 5.8 billion people.

Industrialization also encourages urbanization as farmers migrate to the cities in search of higher paying manufacturing and construction jobs. It has been estimated that 600 million emerging market country citizens will migrate from the farms to the cities over the next two decades. Urbanization creates the need to build new infrastructure to support the greatest mass human migration in history.

                          WHV INTERNATIONAL EQUITY FUND

                 ANNUAL INVESTMENT ADVISOR'S REPORT (CONCLUDED)
                                 APRIL 30, 2010
                                   (UNAUDITED)

A fundamental characteristic of industrialization and urbanization is that it is highly energy and natural resource intensive as countries construct manufacturing plants, high rise apartments and commercial buildings, roads and highways, railway networks, airports, seaports, metro transit systems, power stations, dams, transmission systems and water treatment facilities. It has been our investment strategy over the past ten years and for the foreseeable future to focus on the energy, natural resource and industrial sectors as we believe that they will be prime beneficiaries of this global industrial renaissance.

In the choppy economic environment we have experienced thus far in 2010, the WHV International Equity Fund has realized a 0.50% return during the current year to date period ending April 30, 2010. This is compared to the overall international equity market, as defined by the MSCI EAFE Index, declining 0.81% for the same period. The Fund's outperformance for the period was attributable to the Fund's holdings in the energy sector.

WHV would like to thank you for your investment in the Fund and we look forward to communicating with you in the future.

Sincerely,

Wentworth, Hauser and Violich & Hirayama Investments, LLC (sub-advisor)

This letter is intended to assist shareholders in understanding how the Fund performed during the year ended April 30, 2010 and reflects the views of the investment adviser and sub-adviser at the time of this writing. Of course, these views may change and they do not guarantee the future performance of the Fund or the markets.

                          WHV INTERNATIONAL EQUITY FUND

                                  ANNUAL REPORT
                                 APRIL 30, 2010
                                   (UNAUDITED)

Comparison of Change in Value of $10,000 Investment in WHV International Equity Fund vs. MSCI EAFE Index

                               (PERFORMANCE GRAPH)

WHV INTERNATIONAL

    Date     Class I   MSCI EAFE
----------   -------   ---------
12/19/2008    10000      10000
 1/31/2009    10310       9116
 4/30/2009    12440       9834
 7/31/2009    15220      11957
10/31/2009    16560      12932
 1/31/2010    17001      12797
 4/30/2010    17991      13278

         Average Annual Total Returns for the Year Ended April 30, 2010

                                                      SINCE
                                          1 YEAR*   INCEPTION
                                          -------   ---------
CLASS A SHARES (WITHOUT SALES CHARGE)**    N/A      18.07%
CLASS A SHARES (WITH SALES CHARGE)**       N/A      11.27%
CLASS I SHARES***                         44.62%    54.33%
MSCI EAFE INDEX                           35.01%    32.78%****

* Due to recent market conditions, the Fund has experienced relatively high performance which may not be sustainable or repeated in the future.

** Class A Shares of the WHV International Equity Fund (the "Fund") commenced operations on July 31, 2009.

***  Class I Shares of the Fund commenced operations on December 19, 2008.

**** Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% sales charge.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1(888) 948-4685 (WHV-INTL). THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE FUND'S TOTAL ANNUAL FUND GROSS AND NET OPERATING EXPENSE RATIOS ARE 163.93% AND 1.50%, RESPECTIVELY, FOR CLASS A SHARES AND 163.68% AND 1.25%, RESPECTIVELY, FOR CLASS I SHARES OF THE FUND'S AVERAGE DAILY NET ASSETS. THESE RATIOS ARE STATED IN THE CURRENT PROSPECTUS AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT. WENTWORTH, HAUSER AND VIOLICH, INC, (THE "ADVISER) HAS CONTRACTUALLY AGREED TO REDUCE ITS FEES OR REIMBURSE THE FUND'S

                          WHV INTERNATIONAL EQUITY FUND

                            ANNUAL REPORT (CONCLUDED)
                                 APRIL 30, 2010
                                   (UNAUDITED)

OPERATING EXPENSES IN ORDER TO LIMIT THE TOTAL ANNUAL OPERATING EXPENSES FOR CLASS A SHARES AND CLASS I SHARES TO 1.50% AND 1.25%, RESPECTIVELY. TOTAL RETURNS WOULD BE LOWER HAD SUCH FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. THIS AGREEMENT WILL TERMINATE ON APRIL 30, 2012, UNLESS THE TRUST'S BOARD OF TRUSTEES APPROVES AN EARLIER TERMINATION.

A 2.00% REDEMPTION FEE APPLIES TO SHARES REDEEMED WITHIN 60 DAYS OF PURCHASE. THIS REDEMPTION FEE IS NOT REFLECTED IN THE RETURNS SHOWN ABOVE.

THE FUND EVALUATES ITS PERFORMANCE AS COMPARED TO THAT OF THE MSCI EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR EAST), WHICH IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE U.S. & CANADA. AS OF APRIL 2010, THE MSCI EAFE INDEX CONSISTED OF THE FOLLOWING 21 DEVELOPED MARKET COUNTRY INDICES: AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND AND THE UNITED KINGDOM.

BECAUSE THE FUND INVESTS IN INTERNATIONAL SECURITIES, IT IS SUBJECT TO THE ADDITIONAL RISK OF INVESTING IN FOREIGN MARKETS AS WELL AS THE RISK OF LOSSES CAUSED BY CHANGES IN FOREIGN CURRENCY EXCHANGE RATES. THE FUND MAY ALSO INVEST IN SECURITIES OF COMPANIES OPERATING IN EMERGING MARKET COUNTRIES. SECURITIES OF SUCH COMPANIES MAY BE MORE VOLATILE THAN SECURITIES OF COMPANIES OPERATING IN MORE DEVELOPED MARKETS AND THEREFORE MAY INVOLVE ADDITIONAL RISKS.

                          WHV INTERNATIONAL EQUITY FUND

                             FUND EXPENSE DISCLOSURE
                                 APRIL 30, 2010
                                   (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the six month period from November 1, 2009, through April 30, 2010 and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          WHV INTERNATIONAL EQUITY FUND

                                 APRIL 30, 2010
                                   (UNAUDITED)

                                                               WHV INTERNATIONAL EQUITY FUND
                                              ---------------------------------------------------------------
                                              BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                                  NOVEMBER 1, 2009         APRIL 30, 2010      DURING PERIOD*
                                              -----------------------   --------------------   --------------
Class A Shares
   Actual                                            $1,000.00                $1,085.10             $7.75
   Hypothetical (5% return before expenses)           1,000.00                 1,017.26              7.53
Class I Shares
   Actual                                            $1,000.00                $1,086.40             $6.47
   Hypothetical (5% return before expenses)           1,000.00                 1,018.52              6.28

----------
* Expenses are equal to an annualized expense ratio for the six month period ended April 30, 2010 of 1.50% and 1.25% for Class A and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period
     (181), then divided by 365 to reflect the period. The Fund's ending account value on the first line in each table are based on the actual six month total returns for the Fund of 8.51% and 8.64% for Class A and Class I Shares, respectively.

                          WHV INTERNATIONAL EQUITY FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 APRIL 30, 2010
                                   (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

                                                         % OF NET
                                                          ASSETS        VALUE
                                                       -----------   -----------
COMMON STOCKS:
   Energy Equipment & Services .....................       28.8%     $22,739,512
   Metals & Mining .................................       12.6        9,901,342
   Oil, Gas & Consumable Fuels .....................       10.4        8,164,563
   Chemicals .......................................        7.8        6,187,658
   Food Products ...................................        6.6        5,169,263
   Road & Rail .....................................        6.0        4,733,162
   Electrical Equipment ............................        2.6        2,086,504
   Machinery .......................................        2.6        2,084,932
   Insurance .......................................        2.5        1,994,878
   Beverages .......................................        2.1        1,631,953
   Tobacco .........................................        2.0        1,572,608
   Pharmaceuticals .................................        1.9        1,502,872
   Real Estate Management & Development ............        1.2          912,493
   Capital Markets .................................        0.9          676,321
   Aerospace & Defense .............................        0.8          652,795
   Multi-Utilities .................................        0.7          569,080
   Other Assets in Excess of Liabilities ...........       10.5        8,307,300
                                                          -----      -----------
NET ASSETS .........................................      100.0%     $78,887,236
                                                          =====      ===========

----------
Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                         WHV INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 APRIL 30, 2010

                                                        Number of
                                                          Shares        Value
                                                       -----------   -----------
COMMON STOCKS -- 89.5%
AUSTRALIA -- 4.9%
BHP Billiton Ltd., SP ADR ..........................        53,005   $ 3,858,234
                                                                     -----------
BERMUDA -- 5.9%
Bunge Ltd. .........................................        22,015     1,165,694
Nabors Industries Ltd.* ............................       120,385     2,596,704
PartnerRe Ltd. .....................................        11,205       869,284
                                                                     -----------
                                                                       4,631,682
                                                                     -----------
BRAZIL -- 6.1%
Petroleo Brasileiro SA, ADR ........................        27,785     1,178,918
Vale SA, SP ADR ....................................       117,990     3,614,034
                                                                     -----------
                                                                       4,792,952
                                                                     -----------
CANADA -- 23.4%
Agrium, Inc. .......................................        30,750     1,919,107
Brookfield Asset Management, Inc., Class A .........        36,010       912,493
Canadian National Railway Co. ......................        39,170     2,341,974
Canadian Natural Resources Ltd. ....................        35,425     2,725,600
Canadian Pacific Railway Ltd. ......................        40,625     2,391,188
Ensign Energy Services, Inc. .......................            10           135
Manulife Financial Corp. ...........................        31,080       559,129
Potash Corp. of Saskatchewan, Inc. .................        30,010     3,316,105
Suncor Energy, Inc. ................................        91,375     3,122,284
Talisman Energy, Inc. ..............................        66,770     1,137,761
                                                                     -----------
                                                                      18,425,776
                                                                     -----------
FRANCE -- 0.7%
AXA SA, SP ADR .....................................        29,565       566,465
                                                                     -----------
GERMANY -- 1.8%
BASF SE, SP ADR ....................................        14,455       839,113
RWE AG, SP ADR .....................................         6,940       569,080
                                                                     -----------
                                                                       1,408,193
                                                                     -----------
IRELAND -- 5.3%
Cooper Industries PLC ..............................        42,495     2,086,504
Ingersoll-Rand PLC .................................        56,380     2,084,932
                                                                     -----------
                                                                       4,171,436
                                                                     -----------
LUXEMBURG -- 3.3%
Tenaris SA, ADR ....................................        65,045     2,641,477
                                                                     -----------

                                                        Number of
                                                          Shares        Value
                                                       -----------   -----------
COMMON STOCKS -- (CONTINUED)
NETHERLANDS -- 5.7%
Core Laboratories NV ...............................        19,800   $ 2,967,822
Unilever NV, NY Shares .............................        50,100     1,516,026
                                                                     -----------
                                                                       4,483,848
                                                                     -----------
NETHERLANDS ANTILLES -- 4.6%
Schlumberger Ltd. ..................................        50,770     3,625,993
                                                                     -----------
NORWAY -- 0.1%
Yara International ASA, ADR ........................         3,285       113,333
                                                                     -----------
SWITZERLAND -- 19.7%
Nestle SA, SP ADR ..................................        50,870     2,487,543
Noble Corp. ........................................       104,530     4,127,890
Novartis AG, ADR ...................................        29,555     1,502,872
Transocean Ltd.* ...................................        46,560     3,373,272
UBS AG* ............................................        43,860       676,321
Weatherford International Ltd.* ....................       188,085     3,406,219
                                                                     -----------
                                                                      15,574,117
                                                                     -----------
UNITED KINGDOM -- 8.0%
BAE Systems PLC, SP ADR ............................        30,865       652,795
British American Tobacco PLC, SP ADR ...............        24,785     1,572,608
Diageo PLC, SP ADR .................................        23,950     1,631,953
Rio Tinto PLC, SP ADR ..............................        47,760     2,429,074
                                                                     -----------
                                                                       6,286,430
                                                                     -----------
   TOTAL COMMON STOCKS
      (Cost $68,432,382) ...........................                  70,579,936
                                                                     -----------
TOTAL INVESTMENTS -- 89.5%
   (Cost $68,432,382) ..............................                  70,579,936
OTHER ASSETS IN EXCESS OF LIABILITIES -- 10.5% .....                   8,307,300
                                                                     -----------
NET ASSETS -- 100.0% ...............................                 $78,887,236
                                                                     ===========

----------
*        Non income producing.

ADR      American Depositary Receipt

SP ADR   Sponsored American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                         WHV INTERNATIONAL EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010

ASSETS
   Investments, at value (Cost $68,432,382) .....................   $70,579,936
   Cash .........................................................     6,690,634
   Receivable for capital shares sold ...........................     1,615,851
   Dividends and interest receivable ............................       231,751
   Dividend reclaim .............................................         7,285
   Prepaid expenses and other assets ............................        11,841
                                                                    -----------
      Total assets ..............................................    79,137,298
                                                                    -----------
LIABILITIES
   Payable for investments purchased ............................       166,873
   Payable to Adviser ...........................................        12,872
   Payable for administration and accounting fees ...............         8,437
   Payable for distribution fees ................................         2,757
   Payable for custodian fees ...................................         3,740
   Payable for transfer agent fees ..............................        16,883
   Payable for audit fees .......................................        24,125
   Accrued expenses .............................................        14,375
                                                                    -----------
      Total liabilities .........................................       250,062
                                                                    -----------
Net Assets ......................................................   $78,887,236
                                                                    ===========
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value ...............................        43,867
   Paid-in capital ..............................................    76,824,823
   Undistributed net investment income ..........................       159,852
   Accumulated net realized loss from investments ...............      (288,860)
   Net unrealized appreciation on investments ...................     2,147,554
                                                                    -----------
Net Assets ......................................................   $78,887,236
                                                                    ===========
CLASS A:
   Net asset value, offering and redemption price per share
      ($14,349,490 / 798,621) ...................................   $     17.97
                                                                    ===========
   Maximum offering price per share (100/94.25 of $17.97) .......   $     19.07
                                                                    ===========
CLASS I:
   Net asset value, offering and redemption price per share
      ($64,537,746 / 3,588,126) .................................   $     17.99
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                         WHV INTERNATIONAL EQUITY FUND

                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED APRIL 30, 2010

INVESTMENT INCOME
   Dividends .....................................................   $  538,840
   Less: foreign taxes withheld ..................................      (51,421)
   Interest ......................................................        1,489
                                                                     ----------
      Total investment income ....................................      488,908
                                                                     ----------
EXPENSES
   Advisory fees (Note 2) ........................................      254,769
   Transfer agent fees (Note 2) ..................................       88,885
   Administration and accounting fees (Note 2) ...................       83,004
   Legal fees ....................................................       45,920
   Custodian fees (Note 2) .......................................       43,172
   Registration and filing fees ..................................       30,060
   Trustees' and officers' fees ..................................       27,549
   Printing and shareholder reporting fees .......................       23,776
   Audit fees ....................................................       16,541
   Distribution fees (Class A) (Note 2) ..........................       10,594
   Other expenses ................................................        5,871
                                                                     ----------
      Total expenses before waivers and reimbursements ...........      630,141
                                                                     ----------
      Less: waivers and reimbursements (Note 2) ..................     (301,085)
                                                                     ----------
   Net expenses after waivers and reimbursements .................      329,056
                                                                     ----------
   Net investment income .........................................      159,852
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
   Net realized loss from investments ............................     (287,972)
   Net change in unrealized appreciation on investments ..........    2,112,120
                                                                     ----------
   Net realized and unrealized gain from investments .............    1,824,148
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $1,984,000
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                         WHV INTERNATIONAL EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE          FOR THE
                                                                 YEAR ENDED       PERIOD ENDED
                                                               APRIL 30, 2010   APRIL 30, 2009*
                                                               --------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ...................................    $   159,852        $     988
   Net realized loss from investments ......................       (287,972)            (826)
   Net change in unrealized appreciation from investments         2,112,120           35,434
                                                                -----------        ---------
   Net increase in net assets resulting from operations ....      1,984,000           35,596
                                                                -----------        ---------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I .................................................           (988)              --
                                                                -----------        ---------
   Total net investment income .............................           (988)              --
                                                                -----------        ---------
   Net realized capital gains:
   Class A .................................................            (12)              --
   Class I .................................................            (50)              --
                                                                -----------        ---------
   Total net realized capital gains ........................            (62)              --
                                                                -----------        ---------
   Net decrease in net assets from dividends and
      distributions to shareholders ........................         (1,050)              --
                                                                -----------        ---------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 4) ...................................     76,713,690          155,000
                                                                -----------        ---------
Total increase in net assets ...............................     78,696,640          190,596
                                                                -----------        ---------
NET ASSETS
   Beginning of period .....................................        190,596               --
                                                                -----------        ---------
   End of period ...........................................    $78,887,236        $ 190,596
                                                                ===========        =========
   Undistributed net investment income, end of period ......    $   159,852        $     988
                                                                ===========        =========

----------
*    The Fund commenced investment operations on December 19, 2008.

    The accompanying notes are an integral part of the financial statements.

                          WHV INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period since inception. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and notes thereto.

                                                                    CLASS A
                                                               -----------------
                                                                 FOR THE PERIOD
                                                               JULY 31, 2009* TO
                                                                 APRIL 30, 2010
                                                               -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..................           $ 15.22
                                                                  -------
Net investment income .................................              0.05(1)
Net realized and unrealized gain on investments .......              2.70(1)
                                                                  -------
Net increase in net assets resulting from operations ..              2.75
                                                                  -------
Dividends to shareholders from:
Net realized gains ....................................                --(2)
                                                                  -------
Net asset value, end of period ........................           $ 17.97
                                                                  =======
Total investment return(3) ............................             18.07%(4)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............           $14,349
Ratio of expenses to average net assets ...............              1.50%(5)
Ratio of expenses to average net assets without waivers
   and expense reimbursements .........................              2.32%(5)
Ratio of net investment income to average net assets ..              0.37%(5)
Portfolio turnover rate ...............................             30.18%(4)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)  Amount is less than $0.01 per share.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Not annualized.

(5)  Annualized.

   The accompanying notes are an integral part of the financial statements.

                          WHV INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period since inception. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and notes thereto.

                                                                          CLASS I
                                                               -----------------------------------
                                                                FOR THE YEAR      FOR THE PERIOD
                                                                   ENDED        DECEMBER 19, 2008*
                                                               APRIL 30, 2010    TO APRIL 30, 2009
                                                               --------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .......................     $ 12.44            $ 10.00
                                                                 -------            -------
Net investment income ......................................        0.12(1)            0.07(1)
Net realized and unrealized gain on investments ............        5.43(1)            2.37(1)
                                                                 -------            -------
Net increase in net assets resulting from operations .......        5.55               2.44
                                                                 -------            -------
Dividends to shareholders from:
Net investment income ......................................          --(2)              --
Net realized gains .........................................          --(2)              --
                                                                 -------            -------
Total distributions ........................................          --                 --
                                                                 -------            -------
Net asset value, end of period .............................     $ 17.99            $ 12.44
                                                                 =======            =======
Total investment return(3) .................................       44.62%             24.40%(4)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..................     $64,538            $   191
Ratio of expenses to average net assets ....................        1.25%              1.25%(5)
Ratio of expenses to average net assets without waivers
   and expense reimbursements ..............................        2.50%            163.68%(5)
Ratio of net investment income to average net assets .......        0.68%              1.73%(5)
Portfolio turnover rate ....................................       30.18%             11.10%(4)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)  Amount is less than $0.01 per share.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Not annualized.

(5)  Annualized.

   The accompanying notes are an integral part of the financial statements.

                          WHV INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2010

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The WHV International Equity Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on December 19, 2008. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of April 30, 2010, there were four series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class A and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. The Fund's equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

                          WHV INTERNATIONAL EQUITY FUND

                                 APRIL 30, 2010

     Fair Value Measurements -- The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

                                                           Level 2        Level 3
                                Total        Level 1     Significant    Significant
                              Value at       Quoted      Observable    Unobservable
                              04/31/10        Price         Input         Input
                             -----------   -----------   -----------   ------------
Investments in Securities*   $70,579,936   $70,579,936       $--            $--
                             ===========   ===========       ===            ===

*    Please refer to the Portfolio of Investments for further details.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and these differences could be material.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund's NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

                          WHV INTERNATIONAL EQUITY FUND

                                 APRIL 30, 2010

     FOREIGN CURRENCY TRANSLATION -- Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

     The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or deprecation on foreign currencies in the Statements of Operations. For the year ended April 30, 2010, the Fund did not incur any other foreign currency gain or loss.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     CURRENCY RISK -- The Fund invests in securities of foreign issuers, including American Depository Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund's holdings in foreign securities.

                          WHV INTERNATIONAL EQUITY FUND

                                 APRIL 30, 2010

     FOREIGN SECURITIES MARKET RISK -- Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Wentworth, Hauser and Violich, Inc. ("WHV" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. WHV has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit the Fund's total annual fund operating expenses, excluding taxes, any class-specific expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions to 1.50% for Class A Shares and 1.25% for Class I Shares of the average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until April 30, 2012, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. As of April 30, 2010, the amount of potential recovery was as follows:

         EXPIRATION
-------------------------------
APRIL 30, 2012   APRIL 30, 2013
--------------   --------------
    $74,268         $301,085

     For the year ended April 30, 2010, investment advisory fees accrued and waived were $254,769 and fees reimbursed by the Adviser were $46,316.

     Hirayama Investments, LLC (the "Sub-Adviser") serves as the sub-adviser to the Fund. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the Fund. Sub-Advisory fees are paid by WHV, not the Fund.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

                         WHV INTERNATIONAL EQUITY FUND

                                 APRIL 30, 2010

     For providing transfer agent services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Group, Inc. and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Distributors, Inc. (the "Underwriter"), a member of The PNC Financial Services Group, Inc., provides principal underwriting services to the Fund. For the year ended April 30, 2010, the Underwriter received $105 in underwriter commissions and $690 in sales commissions for the sale of fund shares.

     The Trust and Underwriter are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund's Class A Shares.

     On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"), under which, subject to regulatory approvals, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc., will be sold to BNY Mellon ("Stock Sale"). The Stock Sale will include PNC Global Investment Servicing (U.S.) Inc., PFPC Trust Company and PFPC Distributors, Inc. and is expected to close on or about July 1, 2010. At the closing, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. will change their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

     The Trustees of the Trust who are not affiliated with PNC receive an annual retainer and out of pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the year ended April 30, 2010 was $7,925. Certain employees of PNC are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3. INVESTMENT IN SECURITIES

     For the year ended April 30, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                               PURCHASES       SALES
                              -----------   ----------
Investment Securities .....   $75,559,601   $7,003,112

                          WHV INTERNATIONAL EQUITY FUND

                                 APRIL 30, 2010

4.   CAPITAL SHARE TRANSACTIONS

     For the year ended April 30, 2010 and the period ended April 30, 2009, transactions in capital shares (authorized shares unlimited) were as follows:

                                           FOR THE YEAR           FOR THE PERIOD
                                               ENDED                  ENDED
                                          APRIL 30, 2010          APRIL 30, 2009
                                     ------------------------   -----------------
                                       SHARES        VALUE      SHARES     VALUE
                                     ---------   ------------   ------   --------
Class A Shares*:
   Sales .........................     812,114   $ 14,462,035      N/A   $    N/A
   Reinvestments .................          --             --      N/A        N/A
   Redemption Fees** .............          --          1,138      N/A        N/A
   Redemptions ...................     (13,493)      (238,884)     N/A        N/A
                                     ---------   ------------   ------   --------
   Net Increase ..................     798,621   $ 14,224,289      N/A   $    N/A
                                     =========   ============   ======   ========
Class I Shares***:
   Sales .........................   4,183,187   $ 73,286,763   15,319   $155,000
   Reinvestments .................          52            912       --         --
   Redemption Fees** .............          --          5,041       --         --
   Redemptions ...................    (610,432)   (10,803,315)      --         --
                                     ---------   ------------   ------   --------
   Net Increase ..................   3,572,807   $ 62,489,401   15,319   $155,000
                                     =========   ============   ======   ========

----------
*    Class A Shares commenced operations on July 31, 2009.

** There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less (prior to September 1, 2009; 180 days or less). The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

***  Class I Shares commenced operations on December 19, 2008.

     As of April 30, 2010, the following two shareholders held, of record or beneficially, 10% or more of the outstanding shares of the Fund: Charles Schwab & Co., Inc. Special Custody Account for the Benefit of Customers (62%) and Prudential Investment Service for the Benefit of Mutual Fund Clients (33%).

5.   FEDERAL TAX INFORMATION

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

                          WHV INTERNATIONAL EQUITY FUND

                                 APRIL 30, 2010

     For the fiscal year ended April 30, 2010 and the fiscal period ended April 30, 2009, the tax character of distributions by the Fund was $1,050 and $0, respectively, of ordinary income dividends. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

     As of April 30, 2010, the Fund had $251,612 of undistributed ordinary income and $1,432 of undistributed long term capital gains, on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     At April 30, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost                $68,814,434
                                ===========
Gross unrealized appreciation     3,525,653
Gross unrealized depreciation    (1,760,151)
                                -----------
Net unrealized appreciation     $ 1,765,502
                                ===========

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended April 30, 2010, there were no net foreign currency or capital losses incurred by the Fund after October 31, 2009.

6.   NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

7.   SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                          WHV INTERNATIONAL EQUITY FUND

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the WHV International Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the WHV International Equity Fund (the "Fund") at April 30, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period December 19, 2008 (commencement of operations) through April 30, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
June 18, 2010

                          WHV INTERNATIONAL EQUITY FUND

                           SHAREHOLDER TAX INFORMATION
                                   (UNAUDITED)

     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (April 30) as of the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended April 30, 2010, the Fund paid $1,050 of ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     The percentage of ordinary income dividend qualifying for the 15% dividend income tax rate is 100%.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2010. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2011.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

     In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                          WHV INTERNATIONAL EQUITY FUND

                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 948-4685 (WHV-INTL) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202)-551-8090.

                          WHV INTERNATIONAL EQUITY FUND

                                 PRIVACY NOTICE
                                   (UNAUDITED)

     The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

     We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

     To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

     If you have questions or comments about our privacy practices, please call us at (888) 948-4685.

                          WHV INTERNATIONAL EQUITY FUND

                                 FUND MANAGEMENT
                                   (UNAUDITED)

     FundVantage Trust (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

     The following tables present certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee and Officer as it relates to the Trust's business is 760 Moore Road, King of Prussia, PA 19406.

     The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request, by calling (888) 948-4685 (WHV-INTL).

                                                                                               NUMBER OF        OTHER
                                                                                                FUNDS IN    DIRECTORSHIPS
                                                                                                  FUND         HELD BY
                                                                                                COMPLEX        TRUSTEE
                          POSITION(S)       TERM OF OFFICE                                      OVERSEEN     DURING THE
                           HELD WITH         AND LENGTH OF          PRINCIPAL OCCUPATION(S)        BY         PAST FIVE
NAME AND DATE OF BIRTH       TRUST            TIME SERVED             FOR PAST FIVE YEARS       TRUSTEE         YEARS
----------------------    -----------  ------------------------  ----------------------------  ---------  ----------------
                                                  INTERESTED TRUSTEES(1)

NICHOLAS M. MARSINI, JR.  Trustee      Shall serve until death,  Chief Financial Officer of        18     None
Date of Birth: 8/55                    resignation or removal.   PNC Global Investment
                                       Trustee since 2006.       Servicing from September
                                                                 1997 to Present; Director of
                                                                 PFPC Distributors, Inc.

STEPHEN M. WYNNE          Trustee      Shall serve until death,  Chief Executive Officer of        18     None
Date of Birth: 1/55                    resignation or removal.   PNC Global Investment
                                       Trustee since 2009.       Servicing from March 2008 to
                                                                 present; President, PNC
                                                                 Global Investment Servicing
                                                                 2003 to 2008.

1 Messrs. Marsini and Wynne are considered "interested persons" of the Trust as that term is defined in the 1940 Act. Mr. Marsini is an "Interested Trustee" of the Trust because he is an affiliated person of the Underwriter by reason of his position as director of the Underwriter. Mr. Wynne is an "Interested Trustee" of the Trust because he owns shares of the PNC Financial Services Group, Inc. ("PNC Financial Services"), of which the Underwriter is an indirect, wholly-owned subsidiary. In addition, Messrs. Marsini and Wynne each serve as an officer or director or is an employee of PNC Financial Services or one or more subsidiaries of PNC Financial Services which may be deemed to control, be controlled by or under common control with the Underwriter.

                          WHV INTERNATIONAL EQUITY FUND

                                  (UNAUDITED)

                                                                                               NUMBER OF        OTHER
                                                                                                FUNDS IN    DIRECTORSHIPS
                                                                                                  FUND         HELD BY
                                                                                                COMPLEX        TRUSTEE
                          POSITION(S)       TERM OF OFFICE                                      OVERSEEN     DURING THE
                           HELD WITH         AND LENGTH OF          PRINCIPAL OCCUPATION(S)        BY         PAST FIVE
NAME AND DATE OF BIRTH       TRUST            TIME SERVED             FOR PAST FIVE YEARS       TRUSTEE         YEARS
----------------------    -----------  ------------------------  ----------------------------  ---------  ----------------
                                                   INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN       Trustee and  Shall serve until death,  Retired since February 2006;      18     WT Mutual Fund
Date of Birth: 2/49       Chairman of  resignation or removal.   Executive Vice President of              (12 portfolios);
                          the Board    Trustee and Chairman      Wilmington Trust Company                 Optimum Fund
                                       since 2007.               from February 1996 to                    Trust (6
                                                                 February 2006; President of              Portfolios).
                                                                 Rodney Square Management
                                                                 Corporation ("RSMC") from
                                                                 1996 to 2005; Vice President
                                                                 of RSMC 2005 to 2006.

IQBAL MANSUR              Trustee      Shall serve until death,  University Professor,             18     None
Date of Birth: 6/55                    resignation or removal.   Widener University.
                                       Trustee since 2007.

DONALD J. PUGLISI         Trustee      Shall serve until death,  Managing Director of Puglisi      18     American
Date of Birth: 8/45                    resignation or removal.   & Associates (financial,                 Express
                                       Trustee since 2008.       administrative and                       Receivables
                                                                 consulting services) from                Financing
                                                                 1973 to present; and MBNA                Corporation II;
                                                                 America Professor of                     BNP US
                                                                 Business Emeritus at the                 Funding L.L.C.;
                                                                 University of Delaware from              Merrill Lynch
                                                                 2001 to present; and                     Mortgage
                                                                 Commissioner, The State of               Investors, Inc.;
                                                                 Delaware Public Service                  and SDG&E
                                                                 Commission from 1997 to                  Funding LLC
                                                                 2004.

                         WHV INTERNATIONAL EQUITY FUND

                          FUND MANAGEMENT (CONCLUDED)
                                  (UNAUDITED)

                                                  TERM OF OFFICE
                          POSITION(S) HELD         AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
NAME AND DATE OF BIRTH       WITH TRUST             TIME SERVED                         FOR PAST FIVE YEARS
----------------------  -------------------  ------------------------  -----------------------------------------------------
                                                     EXECUTIVE OFFICERS

JOEL L. WEISS           President and Chief  Shall serve until death,  Vice President and Managing Director of PNC Global
Date of Birth: 1/63     Executive Officer    resignation or removal.   Investment Servicing (U.S.) Inc. since 1993.
                                             Officer since 2007.

JAMES G. SHAW           Treasurer and Chief  Shall serve until death,  Vice President of PNC Global Investment Servicing
Date of Birth: 10/60    Financial Officer    resignation or removal.   (U.S.) Inc. and predecessor firms since 1995.
                                             Officer since 2007.

JENNIFER M. SHIELDS     Secretary            Shall serve until death,  Vice President and Associate Counsel Regulatory
Date of Birth: 7/74                          resignation or removal.   Administration of PNC Global Investment Servicing
                                             Officer since 2008.       (U.S.) Inc. since 2007; Attorney at the law firm of
                                                                       Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA          Chief Compliance     Shall serve until death,  President and Founder of Vigilant Compliance
Date of Birth: 12/62    Officer              resignation or removal.   Services since August 15, 2004; Senior Legal
                                             Officer since 2007.       Counsel, PNC Global Investment Servicing (U.S.) Inc.,
                                                                       from 2002 to 2004.

                         WENTWORTH, HAUSER AND VIOLICH
                               INVESTMENT COUNSEL

                                       WHV
                                  INTERNATIONAL
                                   EQUITY FUND
                                       OF
                                FUNDVANTAGE TRUST

                                 Class A Shares
                                 Class I Shares

                                  ANNUAL REPORT

                                 April 30, 2010

This report is submitted for the general information of the shareholders of the WHV International Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV International Equity Fund. Shares of the WHV International Equity Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

INVESTMENT ADVISER
Wentworth, Hauser and Violich, Inc.
301 Battery Street
Suite 400
San Francisco, CA 94111-3203

SUB-ADVISER
Hirayama Investments, LLC
301 Battery Street
Suite 400
San Francisco, CA 94111-3203

ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

ITEM 2. CODE OF ETHICS.

     (a) The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur and Donald J. Puglisi, each of whom is considered "independent" within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that each member of the Audit Committee is an "audit committee financial expert" as such term is defined by Item 3 of Form N-CSR.

The Registrant's Board of Trustees has determined that Mr. Christian acquired the attributes necessary to be considered an audit committee financial expert through his experience as chief investment officer of several large financial institutions and his service as a member of the audit committee of other registered investment companies.

The Registrant's Board of Trustees has determined that Dr. Mansur acquired the attributes necessary to be considered an audit committee financial expert through his experience as a university professor of finance and because he has authored over 25 finance-related articles in peer reviewed publications.

The Registrant's Board of Trustees has determined that Mr. Puglisi acquired the attributes necessary to be considered an audit committee financial expert through his experience as a university professor of business and a managing director of a financial services consulting firm.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $65,000 for 2009 and $89,500 for 2010.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2010.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2009 and $0 for 2010.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $61,800 for 2009 and $86,800 for 2010.

     (e)(1) The Registrant's Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant's financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant's independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and
          (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series ("adviser-affiliate") that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant's independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

     (e)(2) There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Audit Committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2009 and $0 for 2010.

     (h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form for the Lateef Fund, Corverus Strategic Equity Fund, WHV International Equity Fund and Pemberwick Fund. Schedules of Investments in securities of unaffiliated issuers for the Boston Advisors International Equity Fund, Boston Advisors U.S. Small Cap Equity Fund, MBIA High Yield Fund, MBIA Multi-Sector Inflation Protection Fund, MBIA Municipal Bond Inflation Protection Fund, MBIA Core Plus Fixed Income Fund, Private Capital Management Value Fund, Estabrook Value Fund and Estabrook Investment Grade Fixed Income Fund are not provided because such Funds ceased investment operations or have not yet commenced investment operations as of April 30, 2010.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FundVantage Trust


By (Signature and Title)*               /s/ Joel L. Weiss
                                        ----------------------------------------
                                        Joel L. Weiss, President and Chief
                                        Executive Officer
                                        (principal executive officer)

Date June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Joel L. Weiss
                                        ----------------------------------------
                                        Joel L. Weiss, President and Chief
                                        Executive Officer
                                        (principal executive officer)

Date June 28, 2010


By (Signature and Title)*               /s/ James G. Shaw
                                        ----------------------------------------
                                        James G. Shaw, Treasurer and Chief
                                        Financial Officer
                                        (principal financial officer)

Date June 28, 2010

* Print the name and title of each signing officer under his or her signature.